UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1: Report(s) to Shareholders.

Semiannual Report
September 30, 2015
Command Performance™

Laudus Mondrian Funds™
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Adviser
Charles Schwab Investment Management, Inc.
Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.
The industry/sector classification of certain funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the Six Months Ended September 30, 2015
Laudus Mondrian International Equity Fund[1]
Investor Shares (Ticker Symbol: LIEQX)	-9.92%
Select Shares (Ticker Symbol: LIEFX)	-9.88%
Institutional Shares (Ticker Symbol: LIEIX)	-9.69%
MSCI EAFE Index® (Net)	-9.68%
MSCI EAFE® Value Index (Net)	-11.58%
Performance Details	pages 4-5

Laudus Mondrian Emerging Markets Fund[1]
Investor Shares (Ticker Symbol: LEMIX)	-17.85%
Select Shares (Ticker Symbol: LEMSX)	-17.60%
Institutional Shares (Ticker Symbol: LEMNX)	-17.60%
MSCI Emerging Markets Index (Net)	-17.33%
Performance Details	pages 6-7

Laudus Mondrian International Government Fixed Income Fund (Ticker Symbol: LIFNX)	-0.32%
Citigroup Non-U.S. Dollar World Government Bond Index	0.14%
Performance Details	pages 8-9

Laudus Mondrian Global Government Fixed Income Fund (Ticker Symbol: LMGDX)	-2.64%
Custom Composite Index[2]	-1.87%
Citigroup World Government Bond Index	0.14%
Performance Details	pages 10-11
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
Bond funds are subject to increased risk of loss of principal during periods of volatile interest rates. When interest rates rise, bond prices fall which may impact the value of a bond fund's shares.
Please see prospectus for further detail and investor eligibility requirements.
[1]	The fund's performance relative to the indices may be affected by fair-value pricing, see financial note 2 for more information.
[2]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.
2Laudus Mondrian Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we provide funds that are designed to be part of a diversified portfolio. We formed the Laudus Fund family to provide shareholders with access to third-party managers with strong investment processes. Mondrian Investment Partners Limited, the subadviser for the Laudus Mondrian funds, specializes in a value-oriented approach to international, emerging markets, and fixed income investing. Mondrian utilizes bottom-up security analysis, rigorous valuation, and top-down country and currency analysis, while applying risk management techniques to help guide security selection and portfolio allocation decisions.
For the six-month reporting period ended September 30, 2015, the Laudus Mondrian Funds posted returns that reflected challenging market conditions. The appreciation of the U.S. dollar versus many international currencies negatively affected both international equity and fixed income markets alike, generally reducing returns on overseas investments in U.S. dollar terms. Disappointing global growth weighed on international markets, with emerging markets suffering the steepest losses of the reporting period amid falling commodity prices and the deceleration of the Chinese economy. Concerns remained in many regions around the risk of deflation, despite aggressive stimulus policies by several central banks around the globe. Anticipation surrounding an increase in short-term interest rates by the Federal Reserve (Fed) added to market volatility, as did the debt crisis in Greece and geopolitical tensions in Russia.
In this uncertain environment, international equity indices climbed early in the period, but reversed course in August, ending the six-month period with negative results. The MSCI EAFE Index—representing the performance of large-cap international stocks—returned -9.7% and the MSCI Emerging Markets Index returned approximately -17.3%.1 Bonds generally outperformed stocks during the period, but produced flat to negative returns overall in U.S. dollar terms. In the U.S., bond yields rose at the signs pointing toward the Fed potentially raising interest rates, while yields increased in select overseas markets as well. When yields rise, bond prices tend to fall, reducing returns. Accordingly, the Citigroup Non-U.S. Dollar World Government Bond Index returned a modest 0.1%.
For more information about the performance, holdings, and portfolio characteristics of the Laudus Mondrian Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at csimfunds.com. We are also happy to hear from you at 1-800-447-3332.
Sincerely,

For the six-month reporting period ended September 30, 2015, the Laudus Mondrian Funds posted returns that reflected challenging market conditions.

Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
[1]	The total returns cited are calculated net of foreign withholding taxes. For definitions of the referenced indices, please see the Glossary.
Laudus Mondrian Funds3

Laudus Mondrian International Equity Fund
Performance and Fund Facts as of 09/30/15
Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1
Class and Inception Date	6 Months	1 Year	5 Years	Since Inception
Investor Shares (6/16/08)	-9.92%	-8.69%	3.88%	-1.03%
Select Shares (6/16/08)	-9.88%	-8.59%	4.10%	-0.82%
Institutional Shares (6/16/08)	-9.69%	-8.35%	4.22%	-0.71%
MSCI EAFE Index® (Net)	-9.68%	-8.66%	3.98%	-0.05%
MSCI EAFE® Value Index (Net)	-11.58%	-12.60%	3.06%	-0.68%
Fund Expense Ratios2: Investor Shares: Net 1.22%; Gross 1.32% / Select Shares: Net 1.02%; Gross 1.12% / Institutional Shares: Net 0.90%; Gross 1.00%

Fund Characteristics
Number of Companies[3]	38
Weighted Average Market Cap (millions)	$71,854
Price/Earnings Ratio (P/E)	18.80
Price/Book Ratio (P/B)	1.58
Portfolio Turnover (One year trailing)[4]	38%
Fund Overview
	Investor Shares	Select Shares	Institutional Shares
Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	6/16/2008	6/16/2008	6/16/2008
Ticker Symbol	LIEQX	LIEFX	LIEIX
Cusip	51855Q614	51855Q564	51855Q580
NAV	$5.81	$5.84	$5.87
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.90%, 1.05%, and 1.30% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2017. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.
[4]	Portfolio turnover excludes the impact of investment activity from a merger with another fund.
4Laudus Mondrian Funds

Laudus Mondrian International Equity Fund
Performance and Fund Facts as of 09/30/15 continued
Sector Weightings % of Equities
Health Care	15.8%
Consumer Staples	15.1%
Telecommunication Services	15.0%
Financials	12.6%
Energy	9.4%
Utilities	9.4%
Information Technology	8.2%
Industrials	6.2%
Consumer Discretionary	5.4%
Materials	2.9%
Total	100.0%
Top Equity Holdings % of Net Assets1
National Grid plc	4.1%
Sanofi	3.6%
Takeda Pharmaceutical Co., Ltd.	3.6%
GlaxoSmithKline plc	3.5%
Honda Motor Co., Ltd.	3.5%
Nestle S.A. – Reg'd	3.5%
Iberdrola S.A.	3.5%
ABB Ltd. – Reg'd	3.4%
Unilever plc	3.4%
Koninklijke Ahold N.V.	3.2%
Total	35.3%
Country Weightings % of Investments
United Kingdom	20.6%
Japan	16.4%
Switzerland	15.3%
Germany	10.9%
Spain	7.7%
France	6.3%
Singapore	4.3%
Netherlands	3.2%
Sweden	3.1%
Italy	3.1%
Other Countries	9.1%
Total	100.0%
There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.
Portfolio holdings may have changed since the report date.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
Laudus Mondrian Funds5

Laudus Mondrian Emerging Markets Fund
Performance and Fund Facts as of 09/30/15
Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1
Class and Inception Date	6 Months	1 Year	5 Years	Since Inception
Investor Shares (11/2/07)	-17.85%	-22.30%	-4.93%	-3.55%
Select Shares (11/2/07)	-17.60%	-21.99%	-4.63%	-3.26%
Institutional Shares (11/2/07)	-17.60%	-21.89%	-4.55%	-3.19%
MSCI Emerging Markets Index (Net)	-17.33%	-19.28%	-3.58%	-3.86%
Fund Expense Ratios2: Investor Shares: Net 1.59%; Gross 1.63% / Select Shares: Net 1.29%; Gross 1.33% / Institutional Shares: Net 1.20%; Gross 1.24%

Fund Characteristics
Number of Companies[3]	50
Weighted Average Market Cap (millions)	$32,893
Price/Earnings Ratio (P/E)	13.12
Price/Book Ratio (P/B)	1.54
Portfolio Turnover (One year trailing)[4]	42%
Fund Overview
	Investor Shares	Select Shares	Institutional Shares
Minimum Initial Investment	$100	$50,000	$500,000
Inception Date	11/2/2007	11/2/2007	11/2/2007
Ticker Symbol	LEMIX	LEMSX	LEMNX
Cusip	51855Q648	51855Q630	51855Q622
NAV	$6.72	$6.74	$6.74
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 1.20%, 1.35%, and 1.60% for the Institutional, Select, and Investor classes, respectively, until at least 7/30/2017. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.
[4]	Portfolio turnover excludes the impact of investment activity from a merger with another fund.
6Laudus Mondrian Funds

Laudus Mondrian Emerging Markets Fund
Performance and Fund Facts as of 09/30/15 continued
Sector Weightings % of Equities
Financials	23.9%
Information Technology	14.8%
Telecommunication Services	14.4%
Consumer Discretionary	13.3%
Utilities	9.8%
Consumer Staples	8.4%
Industrials	6.4%
Energy	5.4%
Health Care	2.3%
Materials	1.3%
Total	100.0%
Top Equity Holdings % of Net Assets1
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
China Resources Power Holdings Co., Ltd.	3.8%
Fibra Uno Administracion S.A. de C.V.	3.5%
Hyundai Mobis Co., Ltd.	3.4%
China Mobile Ltd.	3.2%
Hengan International Group Co., Ltd.	2.7%
Unilever plc	2.7%
Taiwan Mobile Co., Ltd.	2.7%
Bajaj Auto Ltd.	2.6%
SK Telecom Co., Ltd.	2.6%
Total	31.5%
Country Weightings % of Investments
China	16.7%
Taiwan	13.8%
India	11.1%
Republic of Korea	8.3%
United States	6.4%
Malaysia	6.0%
South Africa	5.7%
Brazil	5.3%
Mexico	5.1%
Indonesia	3.2%
United Kingdom	2.8%
Other Countries	15.6%
Total	100.0%
There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
Portfolio holdings may have changed since the report date.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
Laudus Mondrian Funds7

Laudus Mondrian International Government Fixed Income Fund
Performance and Fund Facts as of 09/30/15
Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Laudus Mondrian International Government Fixed Income Fund (11/2/07)	-0.32%	-7.10%	-2.41%	1.92%
Citigroup Non-U.S. Dollar World Government Bond Index	0.14%	-7.01%	-1.32%	1.95%
Fund Expense Ratio3: Net 0.75%; Gross 0.76%

Fund Characteristics
Number of Issues[4]	40
Weighted Average Maturity[5]	9.4 Yrs
Weighted Average Duration[5]	7.6 Yrs
Portfolio Turnover (One year trailing)	44%
Fund Overview
Fund
Minimum Initial Investment	$100
Inception Date	11/2/2007
Ticker Symbol	LIFNX
Cusip	51855Q655
NAV	$9.42
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 27, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.75% until at least 7/30/2017. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	See Glossary for definitions of maturity and duration.
8Laudus Mondrian Funds

Laudus Mondrian International Government Fixed Income Fund
Performance and Fund Facts as of 09/30/15 continued
Sector Weightings % of Investments
Government Bonds	84.5%
Supranational*	14.9%
Other Investment Companies	0.6%
Total	100.0%
Top Holdings % of Net Assets1
Japan Government Thirty Year Bond, 2.40%, 12/20/34	6.3%
Japan Government Thirty Year Bond, 1.70%, 03/20/44	5.7%
France Government Bond OAT, 5.75%, 10/25/32	4.7%
Canada Government International Bond, 3.50%, 01/13/20	4.4%
Mexico Government Bond, 6.50%, 06/10/21	4.3%
Netherlands Government Bond, 5.50%, 01/15/28	4.2%
Austria Government Bond, 6.25%, 07/15/27	4.2%
European Union Notes, 2.75%, 06/03/16	4.2%
Nordic Investment Bank, 1.70%, 04/27/17	3.9%
European Investment Bank, 1.40%, 06/20/17	3.8%
Total	45.7%
Country Weightings % of Investments2
Japan	21.6%
Supranational*	14.9%
United Kingdom	12.1%
Spain	7.5%
Poland	4.8%
France	4.7%
Mexico	4.7%
Sweden	4.6%
New Zealand	4.5%
Canada	4.5%
Netherlands	4.3%
Austria	4.3%
Finland	3.1%
Other Countries	4.4%
Total	100.0%
Currency Weightings % of Investments3
Japanese Yen	36.1%
Euro Currency	32.6%
Great British Pound	12.1%
Polish Zloty	4.8%
Mexican Peso	4.7%
Swedish Krona	4.6%
Australian Dollar	2.0%
Malaysian Ringgit	1.8%
U.S. Dollar	1.3%
New Zealand Dollar	0.0% [4]
Total	100.0%
There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.
Portfolio holdings may have changed since the report date.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others. Bonds are issued and held in Japanese yen and euro.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exchange contracts exposure, which may results in negative exposure to a particular currency.
[4]	Amount is less than 0.05%
Laudus Mondrian Funds9

Laudus Mondrian Global Government Fixed Income Fund
Performance and Fund Facts as of 09/30/15
Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Laudus Mondrian Global Government Fixed Income Fund (7/10/12)	-2.64%	-7.42%	-5.72%	-4.50%
Custom Composite Index[2]	-1.87%	-6.14%	-4.01%	-2.78%
Citigroup World Government Bond Index	0.14%	-3.83%	-2.85%	-1.68%
Fund Expense Ratios3: Net 0.85%; Gross 1.76%

Fund Characteristics
Number of Issues[4]	68
Weighted Average Maturity[5]	8.4 Yrs
Weighted Average Duration[5]	6.4 Yrs
Portfolio Turnover (One year trailing)	61%
Fund Overview
Fund
Minimum Initial Investment	$100
Inception Date	7/10/2012
Ticker Symbol	LMGDX
Cusip	51855Q119
NAV	$8.48
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Custom Composite Index is composed of the Citigroup World Government Bond Index from the Fund’s inception until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward.
[3]	As stated in the prospectus. Net Expenses: The adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.85% until at least 7/30/2017. Gross Expenses: Reflects the total annual fund operating expenses without the effect of contractual fee waivers. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[4]	Short-term investments are not included.
[5]	See Glossary for definitions of maturity and duration.
10Laudus Mondrian Funds

Laudus Mondrian Global Government Fixed Income Fund
Performance and Fund Facts as of 09/30/15 continued
Sector Weightings % of Investments
Government Bonds	67.8%
U.S. Government Securities	30.4%
Other Investment Company	1.3%
Short-Term Investment	0.5%
Total	100.0%
Top Holdings % of Net Assets1
U.S. Treasury Notes, 3.63%, 02/15/21	9.0%
U.S. Treasury Notes, 2.13%, 08/31/20	4.9%
U.S. Treasury Notes, 3.63%, 08/15/19	4.8%
Japan Government Ten Year Bond, 1.40%, 03/20/18	4.2%
Japan Government Thirty Year Bond, 1.70%, 03/20/44	4.0%
U.S. Treasury Notes, 2.13%, 08/15/21	3.3%
Japan Government Ten Year Bond, 0.80%, 09/20/20	3.0%
U.S. Treasury Bond, 3.38%, 05/15/44	2.9%
Mexico Government Bond, 6.50%, 06/10/21	2.8%
Japan Government Ten Year Bond, 0.60%, 03/20/24	2.8%
Total	41.7%
Country Weightings % of Investments2
United States	32.2%
Japan	16.1%
United Kingdom	7.2%
Mexico	7.1%
Spain	6.0%
Brazil	5.4%
Poland	5.1%
France	3.7%
New Zealand	3.1%
Malaysia	3.0%
Other Countries	11.1%
Total	100.0%
Currency Weightings % of Investments3
Japanese Yen	20.3%
U.S. Dollar	18.4%
Euro Currency	16.8%
Great British Pound	7.2%
Mexican Peso	7.1%
Brazilian Real	5.4%
Polish Zloty	5.1%
Swedish Krona	4.9%
Malaysian Ringgit	3.0%
Peruvian Nuevo Sol	1.8%
South African Rand	1.8%
Colombian Peso	1.8%
Indonesian Rupiah	1.7%
Turkish Lira	1.4%
Russian Ruble	1.3%
Chinese Yuan Renminbi	1.2%
Indian Rupee	0.8%
New Zealand Dollar	0.0% [4]
Total	100.0%
There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.
Portfolio holdings may have changed since the report date.
[1]	This list is not a recommendation of any security by the investment adviser or subadviser.
[2]	Country weights may include issues via Samurai bonds issued in Japanese yen by non-Japanese entities and/or Yankee bonds issued in U.S. dollars by non-U.S. entities.
[3]	Includes forward foreign currency exchange contracts exposure, which may results in negative exposure to a particular currency.
[4]	Amount is less than 0.05%
Laudus Mondrian Funds11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2015 and held through September 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 4/1/15	Ending Account Value (Net of Expenses) at 9/30/15	Expenses Paid During Period[2] 4/1/15-9/30/15
Laudus Mondrian International Equity Fund
Investor Shares
Actual Return	1.22%	$1,000.00	$ 900.80	$5.80
Hypothetical 5% Return	1.22%	$1,000.00	$1,018.90	$ 6.16
Select Shares
Actual Return	1.03%	$1,000.00	$ 901.20	$4.90
Hypothetical 5% Return	1.03%	$1,000.00	$ 1,019.85	$ 5.20
Institutional Shares
Actual Return	0.90%	$1,000.00	$ 903.10	$ 4.28
Hypothetical 5% Return	0.90%	$1,000.00	$ 1,020.50	$ 4.55
Laudus Mondrian Emerging Markets Fund
Investor Shares
Actual Return	1.60%	$1,000.00	$ 821.50	$ 7.29
Hypothetical 5% Return	1.60%	$1,000.00	$ 1,017.00	$ 8.07
Select Shares
Actual Return	1.30%	$1,000.00	$ 824.00	$ 5.93
Hypothetical 5% Return	1.30%	$1,000.00	$ 1,018.50	$ 6.56
Institutional Shares
Actual Return	1.20%	$1,000.00	$ 824.00	$ 5.47
Hypothetical 5% Return	1.20%	$1,000.00	$ 1,019.00	$6.06
Laudus Mondrian International Government Fixed Income Fund
Actual Return	0.75%	$1,000.00	$ 996.80	$ 3.74
Hypothetical 5% Return	0.75%	$1,000.00	$ 1,021.25	$ 3.79
Laudus Mondrian Global Government Fixed Income Fund
Actual Return	0.85%	$1,000.00	$ 973.60	$ 4.19
Hypothetical 5% Return	0.85%	$1,000.00	$ 1,020.75	$ 4.29

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 366 days of the fiscal year.
12Laudus Mondrian Funds

Laudus Mondrian International Equity Fund
Financial Statements
Financial Highlights
Investor Shares	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$6.45	$8.76	$7.43	$7.19	$7.73	$7.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.16	0.29	0.21	0.26	0.16
Net realized and unrealized gains (losses)	(0.74)	(0.31)	1.25	0.26	(0.45)	0.28
Total from investment operations	(0.64)	(0.15)	1.54	0.47	(0.19)	0.44
Less distributions:
Distributions from net investment income	—	(0.88)	(0.21)	(0.22)	(0.30)	(0.23)
Distributions from net realized gains	—	(1.28)	—	(0.01)	(0.05)	—
Total distributions	—	(2.16)	(0.21)	(0.23)	(0.35)	(0.23)
Net asset value at end of period	$5.81	$6.45	$8.76	$7.43	$7.19	$7.73
Total return	(9.92%) [2]	(0.02%)	20.86%	6.79%	(2.02%)	5.94%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.22% [3]	1.17%	1.27%	1.40%	1.40%	1.40%
Gross operating expenses	1.35% [3]	1.33%	1.29%	1.51%	1.63%	1.63%
Net investment income (loss)	3.19% [3]	2.08%	3.56%	3.03%	3.49%	2.19%
Portfolio turnover rate	7% [2]	36% [4]	25%	29%	35%	33%
Net assets, end of period (x 1,000)	$4,627	$3,486	$1,185	$926	$1,048	$1,009

Select Shares	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$6.48	$8.79	$7.45	$7.20	$7.75	$7.53
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.20	0.37	0.24	0.26	0.21
Net realized and unrealized gains (losses)	(0.75)	(0.35)	1.19	0.26	(0.44)	0.25
Total from investment operations	(0.64)	(0.15)	1.56	0.50	(0.18)	0.46
Less distributions:
Distributions from net investment income	—	(0.88)	(0.22)	(0.24)	(0.32)	(0.24)
Distributions from net realized gains	—	(1.28)	—	(0.01)	(0.05)	—
Total distributions	—	(2.16)	(0.22)	(0.25)	(0.37)	(0.24)
Net asset value at end of period	$5.84	$6.48	$8.79	$7.45	$7.20	$7.75
Total return	(9.88%) [2]	0.04%	21.17%	7.18%	(1.82%)	6.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.03% [3]	1.08% [5]	1.07%	1.12%	1.12%	1.12%
Gross operating expenses	1.16% [3]	1.23%	1.08%	1.26%	1.40%	1.36%
Net investment income (loss)	3.42% [3]	2.56%	4.53%	3.37%	3.51%	2.86%
Portfolio turnover rate	7% [2]	36% [4]	25%	29%	35%	33%
Net assets, end of period (x 1,000)	$3,967	$2,981	$2,238	$768	$938	$542
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover excludes the impact of investment activity from a merger with another fund. See financial note 13 for additional information.
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio. (See financial note 4)
See financial notes    13

Laudus Mondrian International Equity Fund
Financial Highlights continued
Institutional Shares	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$6.50	$8.81	$7.46	$7.22	$7.76	$7.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.27	0.35	0.23	0.29	0.23
Net realized and unrealized gains (losses)	(0.75)	(0.41)	1.22	0.27	(0.46)	0.24
Total from investment operations	(0.63)	(0.14)	1.57	0.50	(0.17)	0.47
Less distributions:
Distributions from net investment income	—	(0.89)	(0.22)	(0.25)	(0.32)	(0.25)
Distributions from net realized gains	—	(1.28)	—	(0.01)	(0.05)	—
Total distributions	—	(2.17)	(0.22)	(0.26)	(0.37)	(0.25)
Net asset value at end of period	$5.87	$6.50	$8.81	$7.46	$7.22	$7.76
Total return	(9.69%) [2]	0.11%	21.31%	7.10%	(1.63%)	6.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.90% [3]	1.01% [4]	1.05%	1.05%	1.05%	1.05%
Gross operating expenses	1.03% [3]	1.07%	1.07%	1.11%	1.23%	1.21%
Net investment income (loss)	3.72% [3]	3.28%	4.24%	3.22%	3.92%	3.08%
Portfolio turnover rate	7% [2]	36% [5]	25%	29%	35%	33%
Net assets, end of period (x 1,000)	$95,197	$91,981	$162,366	$127,709	$119,049	$126,758

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio. (See financial note 4)
5
Portfolio turnover excludes the impact of investment activity from a merger with another fund. See financial note 13 for additional information.
14    See financial notes

Laudus Mondrian International Equity Fund
Portfolio Holdings  as of September 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	100,302,196	102,472,234
1.4%	Other Investment Company	1,481,143	1,481,143
100.2%	Total Investments	101,783,339	103,953,377
(0.2%)	Other Assets and Liabilities, Net		(161,500)
100.0%	Net Assets		103,791,877

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 1.7%
Insurance 1.7%
QBE Insurance Group Ltd.	189,112	1,722,203
China 1.9%
Telecommunication Services 1.9%
China Mobile Ltd.	162,500	1,945,085
France 6.3%
Capital Goods 2.7%
Compagnie de Saint-Gobain	64,351	2,792,856
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Sanofi	39,024	3,715,085
		6,507,941
Germany 11.0%
Automobiles & Components 1.8%
Daimler AG - Reg'd	25,771	1,876,206
Insurance 1.6%
Allianz SE - Reg'd	10,420	1,636,907
Software & Services 3.1%
SAP SE	50,042	3,241,905
Telecommunication Services 2.8%
Deutsche Telekom AG - Reg'd	162,075	2,885,179
Utilities 1.7%
RWE AG	153,395	1,743,138
		11,383,335
Security	Number of Shares	Value ($)
Israel 2.1%
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Teva Pharmaceutical Industries Ltd. ADR	38,000	2,145,480
Italy 3.1%
Energy 3.1%
Eni S.p.A.	205,930	3,239,347
Japan 16.4%
Automobiles & Components 3.5%
Honda Motor Co., Ltd.	122,900	3,668,159
Food & Staples Retailing 0.8%
Seven & i Holdings Co., Ltd.	17,000	775,763
Household & Personal Products 1.5%
Kao Corp.	35,000	1,586,579
Insurance 2.9%
Tokio Marine Holdings, Inc.	79,500	2,970,118
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Takeda Pharmaceutical Co., Ltd.	84,600	3,711,591
Technology Hardware & Equipment 2.9%
Canon, Inc.	105,000	3,037,386
Telecommunication Services 1.2%
NTT DOCOMO, Inc.	75,400	1,271,775
		17,021,371
Netherlands 3.2%
Food & Staples Retailing 3.2%
Koninklijke Ahold N.V.	171,227	3,340,301
Singapore 4.4%
Banks 2.2%
United Overseas Bank Ltd.	176,320	2,302,230
Telecommunication Services 2.2%
Singapore Telecommunications Ltd.	877,700	2,218,575
		4,520,805
Spain 7.7%
Banks 1.5%
Banco Santander S.A.	285,936	1,520,438
Telecommunication Services 2.7%
Telefonica S.A.	234,605	2,846,224
Utilities 3.5%
Iberdrola S.A.	540,665	3,602,568
		7,969,230
Sweden 3.1%
Telecommunication Services 3.1%
TeliaSonera AB	603,548	3,257,821
Switzerland 15.3%
Capital Goods 3.4%
ABB Ltd. - Reg'd *	203,185	3,595,058
See financial notes    15

Laudus Mondrian International Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.5%
Nestle S.A. - Reg'd	48,263	3,629,650
Insurance 2.7%
Zurich Insurance Group AG *	11,310	2,776,675
Materials 2.9%
Syngenta AG - Reg'd	9,313	2,983,985
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Novartis AG - Reg'd	31,512	2,896,326
		15,881,694
Taiwan 2.0%
Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	529,154	2,120,678
United Kingdom 20.6%
Energy 6.2%
BP plc	644,716	3,270,882
Royal Dutch Shell plc, A Shares	133,460	3,165,645
		6,436,527
Food & Staples Retailing 2.5%
Tesco plc	926,784	2,574,228
Household & Personal Products 3.4%
Unilever plc	87,365	3,558,356
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
GlaxoSmithKline plc	192,680	3,698,278
Telecommunication Services 0.9%
Vodafone Group plc	287,065	905,427
Utilities 4.1%
National Grid plc	304,738	4,244,127
		21,416,943
Total Common Stock
(Cost $100,302,196)		102,472,234
Security	Number of Shares	Value ($)
Other Investment Company 1.4% of net assets
United States 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	1,481,143	1,481,143
Total Other Investment Company
(Cost $1,481,143)		1,481,143

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $103,551,343 and the unrealized appreciation and depreciation were $9,778,618 and ($9,376,584), respectively, with a net unrealized appreciation of $402,034.
At 09/30/15, the values of certain foreign securities held by the fund aggregating $100,326,754 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg'd —	Registered

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$100,326,754	$—	$100,326,754
Israel [1]	2,145,480	—	—	2,145,480
Other Investment Company[1]	1,481,143	—	—	1,481,143
Total	$3,626,623	$100,326,754	$—	$103,953,377
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
16    See financial notes

Laudus Mondrian International Equity Fund
Statement of
Assets and Liabilities
As of September 30, 2015; unaudited
Assets
Investments, at value (cost $101,783,339)		$103,953,377
Foreign currency, at value (cost $40,001)		39,860
Receivables:
Fund shares sold		380,515
Dividends		203,245
Foreign tax reclaims		191,975
Prepaid expenses	+	28,062
Total assets		104,797,034
Liabilities
Payables:
Investments bought		820,575
Fund shares redeemed		126,552
Investment adviser fees		10,755
Distribution and shareholder services fees		965
Accrued expenses	+	46,310
Total liabilities		1,005,157
Net Assets
Total assets		104,797,034
Total liabilities	–	1,005,157
Net assets		$103,791,877
Net Assets by Source
Capital received from investors		97,731,312
Net investment income not yet distributed		2,192,489
Net realized capital gains		1,711,871
Net unrealized capital appreciation		2,156,205

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,627,269		796,186		$5.81
Select Shares	$3,967,163		678,871		$5.84
Institutional Shares	$95,197,445		16,227,076		$5.87

See financial notes    17

Laudus Mondrian International Equity Fund
Statement of
Operations
For the period April 1, 2015 through September 30, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $227,905)		$2,440,698
Expenses
Investment adviser fees		397,099
Professional fees		38,758
Transfer agent fees		37,143
Custodian fees		23,068
Accounting and administration fees		19,188
Registration fees		14,933
Independent trustees' fees		5,648
Shareholder reports		5,515
Distribution and shareholder services fees (Investor Shares)		5,512
Recouped sub-accounting and sub-transfer agent fees		454
Sub-accounting and sub-transfer agent fees:
Investor Shares		1,362
Select Shares		1,722
Other expenses	+	6,021
Total expenses		556,423
Expense reduction by adviser	–	69,712
Net expenses	–	486,711
Net investment income		1,953,987
Realized and Unrealized Gains (Losses)
Net realized gains on investments		987,395
Net realized losses on foreign currency transactions	+	(24,037)
Net realized gains		963,358
Net change in unrealized appreciation (depreciation) on investments		(14,114,357)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	5,890
Net change in unrealized appreciation (depreciation)	+	(14,108,467)
Net realized and unrealized losses		(13,145,109)
Decrease in net assets resulting from operations		($11,191,122)
18    See financial notes

Laudus Mondrian International Equity Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/15-9/30/15		4/1/14-3/31/15
Net investment income		$1,953,987	$3,817,412
Net realized gains		963,358	15,839,103
Net change in unrealized appreciation (depreciation)	+	(14,108,467)	(19,382,832)
Increase (decrease) in net assets from operations		(11,191,122)	273,683
Distributions to Shareholders
Distributions from net investment income
Investor Shares		—	(228,950)
Select Shares		—	(237,028)
Institutional Shares	+	—	(6,208,099)
Total distributions from net investment income		—	(6,674,077)
Distributions from net realized gains
Investor Shares		—	(332,869)
Select Shares		—	(343,793)
Institutional Shares	+	—	(8,947,584)
Total distributions from net realized gains		—	(9,624,246)
Total distributions		$—	($16,298,323)

Transactions in Fund Shares
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		345,340	$2,262,091	415,068	$3,051,107
Select Shares		325,232	2,111,653	331,340	2,479,377
Institutional Shares	+	2,699,407	17,451,595	4,084,739	31,936,081
Total shares sold		3,369,979	$21,825,339	4,831,147	$37,466,565
Issued in connection with merger
Institutional Shares		—	—	4,414,647	28,253,737
Total shares issued in connection with merger		—	$—	4,414,647	$28,253,737
Shares Reinvested
Investor Shares		—	$—	86,483	$521,494
Select Shares		—	—	77,093	466,412
Institutional Shares	+	—	—	1,338,949	8,127,419
Total shares reinvested		—	$—	1,502,525	$9,115,325
Shares Redeemed
Investor Shares		(89,626)	($582,608)	(96,337)	($716,832)
Select Shares		(106,369)	(694,080)	(202,963)	(1,634,227)
Institutional Shares	+	(619,971)	(4,014,242)	(14,126,383)	(123,799,839)
Total shares redeemed		(815,966)	($5,290,930)	(14,425,683)	($126,150,898)
Net transactions in fund shares		2,554,013	$16,534,409	(3,677,364)	($51,315,271)
Shares Outstanding and Net Assets
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,148,120	$98,448,590	18,825,484	$165,788,501
Total increase or decrease	+	2,554,013	5,343,287	(3,677,364)	(67,339,911)
End of period		17,702,133	$103,791,877	15,148,120	$98,448,590
Net investment income not yet distributed			$2,192,489		$238,502
See financial notes    19

Laudus Mondrian Emerging Markets Fund
Financial Statements
Financial Highlights
Investor Shares	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$8.18	$8.69	$9.84	$9.48	$9.67	$8.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.09	0.14	0.11	0.12	0.16	0.14
Net realized and unrealized gains (losses)	(1.55)	(0.45)	(1.18)	0.42	(0.20)	0.90
Total from investment operations	(1.46)	(0.31)	(1.07)	0.54	(0.04)	1.04
Less distributions:
Distributions from net investment income	—	(0.20)	(0.08)	(0.18)	(0.08)	(0.16)
Distributions from net realized gains	—	—	(0.00) [2]	—	(0.07)	—
Total distributions	—	(0.20)	(0.08)	(0.18)	(0.15)	(0.16)
Net asset value at end of period	$6.72	$8.18	$8.69	$9.84	$9.48	$9.67
Total return	(17.85%) [3]	(3.46%)	(10.89%)	5.79%	(0.19%)	11.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.60% [4]	1.71% [5]	1.80%	1.80%	1.80%	1.80%
Gross operating expenses	1.62% [4]	1.77%	1.86%	1.89%	1.90%	1.91%
Net investment income (loss)	2.25% [4]	1.56%	1.25%	1.33%	1.74%	1.56%
Portfolio turnover rate	13% [3]	30% [6]	69%	59%	43%	33%
Net assets, end of period (x 1,000)	$3,758	$5,426	$7,499	$11,716	$9,639	$10,862

Select Shares	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$8.18	$8.70	$9.85	$9.49	$9.68	$8.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.17	0.13	0.12	0.18	0.17
Net realized and unrealized gains (losses)	(1.54)	(0.46)	(1.17)	0.45	(0.19)	0.90
Total from investment operations	(1.44)	(0.29)	(1.04)	0.57	(0.01)	1.07
Less distributions:
Distributions from net investment income	—	(0.23)	(0.11)	(0.21)	(0.11)	(0.19)
Distributions from net realized gains	—	—	(0.00) [2]	—	(0.07)	—
Total distributions	—	(0.23)	(0.11)	(0.21)	(0.18)	(0.19)
Net asset value at end of period	$6.74	$8.18	$8.70	$9.85	$9.49	$9.68
Total return	(17.60%) [3]	(3.26%)	(10.57%)	6.15%	0.15%	12.18%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.30% [4]	1.45% [5]	1.52%	1.52%	1.52%	1.52%
Gross operating expenses	1.30% [4]	1.51%	1.59%	1.66%	1.66%	1.66%
Net investment income (loss)	2.56% [4]	1.92%	1.47%	1.24%	1.94%	1.83%
Portfolio turnover rate	13% [3]	30% [6]	69%	59%	43%	33%
Net assets, end of period (x 1,000)	$7,861	$10,446	$15,849	$18,340	$5,993	$5,554
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio. (See financial note 4)
6
Portfolio turnover excludes the impact of investment activity from a merger with another fund. See financial note 13 for additional information.
20    See financial notes

Laudus Mondrian Emerging Markets Fund
Financial Highlights continued
Institutional Shares	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$8.18	$8.69	$9.85	$9.49	$9.68	$8.80
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.12	0.14	0.16	0.19	0.15
Net realized and unrealized gains (losses)	(1.55)	(0.39)	(1.19)	0.42	(0.19)	0.92
Total from investment operations	(1.44)	(0.27)	(1.05)	0.58	—	1.07
Less distributions:
Distributions from net investment income	—	(0.24)	(0.11)	(0.22)	(0.12)	(0.19)
Distributions from net realized gains	—	—	(0.00) [2]	—	(0.07)	—
Total distributions	—	(0.24)	(0.11)	(0.22)	(0.19)	(0.19)
Net asset value at end of period	$6.74	$8.18	$8.69	$9.85	$9.49	$9.68
Total return	(17.60%) [3]	(3.03%)	(10.62%)	6.21%	0.23%	12.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.20% [4]	1.29% [5]	1.45%	1.45%	1.45%	1.45%
Gross operating expenses	1.20% [4]	1.31%	1.52%	1.49%	1.50%	1.51%
Net investment income (loss)	2.67% [4]	1.42%	1.55%	1.70%	2.07%	1.69%
Portfolio turnover rate	13% [3]	30% [6]	69%	59%	43%	33%
Net assets, end of period (x 1,000)	$422,667	$559,347	$121,795	$141,536	$148,187	$171,432

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 1, 2014, the annual operating expense was reduced. The ratio presented for period ended 3/31/15 is a blended ratio. (See financial note 4)
6
Portfolio turnover excludes the impact of investment activity from a merger with another fund. See financial note 13 for additional information.
See financial notes    21

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings  as of September 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
92.6%	Common Stock	502,861,575	402,095,865
0.9%	Preferred Stock	15,087,909	4,102,075
4.0%	Other Investment Company	17,210,422	17,210,422
97.5%	Total Investments	535,159,906	423,408,362
2.5%	Other Assets and Liabilities, Net		10,877,271
100.0%	Net Assets		434,285,633

Security	Number of Shares	Value ($)
Common Stock 92.6% of net assets
Brazil 4.2%
Materials 0.2%
Vale S.A. ADR	252,000	1,058,400
Software & Services 0.8%
Cielo S.A.	365,592	3,380,654
Transportation 2.2%
CCR S.A.	2,405,800	7,385,190
EcoRodovias Infraestrutura e Logistica S.A.	1,301,500	2,002,560
		9,387,750
Utilities 1.0%
CPFL Energia S.A. ADR *	603,659	4,527,443
		18,354,247
Chile 1.3%
Utilities 1.3%
Enersis S.A. ADR	443,200	5,602,048
China 16.3%
Capital Goods 1.9%
Beijing Enterprises Holdings Ltd.	1,326,000	7,988,148
Consumer Durables & Apparel 1.6%
Belle International Holdings Ltd.	8,103,848	7,047,735
Food, Beverage & Tobacco 0.9%
Want Want China Holdings Ltd.	4,752,000	3,914,230
Health Care Equipment & Services 2.2%
Mindray Medical International Ltd. ADR	427,800	9,355,986
Security	Number of Shares	Value ($)
Household & Personal Products 2.7%
Hengan International Group Co., Ltd.	1,215,000	11,872,621
Telecommunication Services 3.2%
China Mobile Ltd.	1,171,500	14,022,567
Utilities 3.8%
China Resources Power Holdings Co., Ltd.	7,152,000	16,420,070
		70,621,357
Hong Kong 1.1%
Consumer Services 1.1%
Sands China Ltd.	1,510,400	4,587,777
India 10.8%
Automobiles & Components 2.6%
Bajaj Auto Ltd.	322,406	11,386,700
Banks 3.3%
Axis Bank Ltd.	730,282	5,538,252
Housing Development Finance Corp., Ltd.	472,542	8,755,026
		14,293,278
Capital Goods 0.8%
Larsen & Toubro Ltd.	156,097	3,499,063
Energy 1.9%
Cairn India Ltd.	3,452,822	8,111,470
Software & Services 2.2%
Infosys Ltd.	264,920	4,699,729
Infosys Ltd. ADR	253,700	4,843,133
		9,542,862
		46,833,373
Indonesia 3.1%
Banks 2.5%
PT Bank Mandiri (Persero) Tbk	8,223,300	4,460,722
PT Bank Rakyat Indonesia (Persero) Tbk	10,668,200	6,316,596
		10,777,318
Utilities 0.6%
PT Perusahaan Gas Negara (Persero) Tbk	16,652,700	2,881,588
		13,658,906
Kazakhstan 0.6%
Energy 0.6%
KazMunaiGas Exploration Production JSC GDR	471,379	2,828,274
Malaysia 5.9%
Banks 2.0%
AMMB Holdings Berhad	8,458,900	8,791,125
Consumer Services 1.5%
Genting Malaysia Berhad	6,858,100	6,480,406
22    See financial notes

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 2.4%
Tenaga Nasional Berhad	3,722,800	10,181,993
		25,453,524
Mexico 5.0%
Banks 1.5%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	891,600	6,544,344
Real Estate 3.5%
Fibra Uno Administracion S.A. de C.V.	7,282,600	15,039,164
		21,583,508
Peru 1.2%
Banks 1.2%
Credicorp Ltd.	50,999	5,424,254
Philippines 2.4%
Telecommunication Services 2.4%
Philippine Long Distance Telephone Co. ADR	224,873	10,380,138
Qatar 2.4%
Banks 2.4%
Qatar National Bank SAQ	198,987	10,256,218
Republic of Korea 8.1%
Automobiles & Components 3.4%
Hyundai Mobis Co., Ltd.	75,321	14,737,820
Technology Hardware & Equipment 2.2%
Samsung Electronics Co., Ltd.	9,781	9,384,411
Telecommunication Services 2.5%
SK Telecom Co., Ltd.	50,081	11,109,755
		35,231,986
Russia 1.5%
Energy 1.5%
Gazprom PAO ADR	1,614,614	6,555,333
South Africa 5.6%
Capital Goods 1.2%
The Bidvest Group Ltd.	223,313	5,270,298
Food, Beverage & Tobacco 1.6%
SABMiller plc	119,266	6,730,904
Real Estate 1.4%
Growthpoint Properties Ltd.	3,396,948	6,293,860
Telecommunication Services 1.4%
MTN Group Ltd.	468,459	6,024,054
		24,319,116
Taiwan 13.5%
Banks 2.1%
Mega Financial Holding Co., Ltd.	13,046,000	9,062,128
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.3%
MediaTek, Inc.	1,177,000	8,758,782
Taiwan Semiconductor Manufacturing Co., Ltd.	4,690,719	18,798,880
		27,557,662
Technology Hardware & Equipment 2.4%
Asustek Computer, Inc.	1,215,000	10,446,564
Telecommunication Services 2.7%
Taiwan Mobile Co., Ltd.	3,766,000	11,529,987
		58,596,341
Turkey 2.3%
Energy 1.0%
Tupras-Turkiye Petrol Rafinerileri A/S *	172,632	4,231,199
Telecommunication Services 1.3%
Turk Telekomunikasyon A/S	2,825,412	5,576,561
		9,807,760
United Arab Emirates 2.4%
Real Estate 2.4%
Emaar Malls Group PJSC *	12,446,159	10,511,889
United Kingdom 2.7%
Household & Personal Products 2.7%
Unilever plc	289,519	11,792,041
United States 2.2%
Consumer Services 2.2%
Yum! Brands, Inc.	121,298	9,697,775
Total Common Stock
(Cost $502,861,575)		402,095,865

Preferred Stock 0.9% of net assets
Brazil 0.9%
Materials 0.9%
Vale S.A. ADR	1,224,500	4,102,075
Total Preferred Stock
(Cost $15,087,909)		4,102,075

Other Investment Company 4.0% of net assets
United States 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	17,210,422	17,210,422
Total Other Investment Company
(Cost $17,210,422)		17,210,422

End of Investments.

See financial notes    23

Laudus Mondrian Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

At 09/30/15, the tax basis cost of the fund's investments was $546,454,289 and the unrealized appreciation and depreciation were $0 and ($123,045,927) respectively, with a net unrealized depreciation of ($123,045,927).
At 09/30/15, the values of certain foreign securities held by the fund aggregating $307,471,169 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees. (See financial note 2(a) for additional information).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$204,215,558	$—	$204,215,558
Brazil [1]	18,354,247	—	—	18,354,247
Chile [1]	5,602,048	—	—	5,602,048
China [1]	—	61,265,371	—	61,265,371
Health Care Equipment & Services	9,355,986	—	—	9,355,986
India [1]	—	37,290,511	—	37,290,511
Software & Services	4,843,133	4,699,729	—	9,542,862
Kazakhstan [1]	2,828,274	—	—	2,828,274
Mexico [1]	21,583,508	—	—	21,583,508
Peru [1]	5,424,254	—	—	5,424,254
Philippines [1]	10,380,138	—	—	10,380,138
Russia [1]	6,555,333	—	—	6,555,333
United States[1]	9,697,775	—	—	9,697,775
Preferred Stock
Brazil [1]	4,102,075	—	—	4,102,075
Other Investment Company[1]	17,210,422	—	—	17,210,422
Total	$115,937,193	$307,471,169	$—	$423,408,362
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
24    See financial notes

Laudus Mondrian Emerging Markets Fund
Statement of
Assets and Liabilities
As of September 30, 2015; unaudited
Assets
Investments, at value (cost $535,159,906)		$423,408,362
Foreign currency, at value (cost $1,059,638)		1,042,643
Receivables:
Investments sold		6,793,003
Fund shares sold		3,008,281
Dividends		563,211
Prepaid expenses	+	35,535
Total assets		434,851,035
Liabilities
Payables:
Investments bought		384,499
Investment adviser fees		74,901
Fund shares redeemed		5,890
Distribution and shareholder services fees		791
Accrued expenses	+	99,321
Total liabilities		565,402
Net Assets
Total assets		434,851,035
Total liabilities	–	565,402
Net assets		$434,285,633
Net Assets by Source
Capital received from investors		593,910,616
Net investment income not yet distributed		4,944,204
Net realized capital losses		(52,825,139)
Net unrealized capital depreciation		(111,744,048)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$3,757,620		558,788		$6.72
Select Shares	$7,860,736		1,166,567		$6.74
Institutional Shares	$422,667,277		62,737,163		$6.74

See financial notes    25

Laudus Mondrian Emerging Markets Fund
Statement of
Operations
For the period April 1, 2015 through September 30, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,299,464)		$10,293,631
Expenses
Investment adviser fees		2,655,504
Custodian fees		342,909
Professional fees		44,248
Transfer agent fees		41,088
Accounting and administration fees		38,372
Recouped by adviser		18,969
Shareholder reports		13,545
Independent trustees' fees		9,212
Registration fees		8,486
Distribution and shareholder services fees (Investor Shares)		5,980
Interest expense		208
Sub-accounting and sub-transfer agent fees:
Investor Shares		4,042
Select Shares		4,397
Other expenses	+	21,494
Total expenses		3,208,454
Expense reduction by adviser	–	401
Net expenses	–	3,208,053
Net investment income		7,085,578
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(24,542,791)
Net realized losses on foreign currency transactions	+	(115,705)
Net realized losses		(24,658,496)
Net change in unrealized appreciation (depreciation) on investments		(77,205,923)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	18,369
Net change in unrealized appreciation (depreciation)	+	(77,187,554)
Net realized and unrealized losses		(101,846,050)
Decrease in net assets resulting from operations		($94,760,472)
26    See financial notes

Laudus Mondrian Emerging Markets Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/15-9/30/15		4/1/14-3/31/15
Net investment income		$7,085,578	$3,085,384
Net realized losses		(24,658,496)	(1,794,237)
Net change in unrealized appreciation (depreciation)	+	(77,187,554)	(17,470,117)
Decrease in net assets from operations		(94,760,472)	(16,178,970)
Distributions to Shareholders
Distributions from net investment income
Investor Shares		—	(145,366)
Select Shares		—	(305,982)
Institutional Shares	+	—	(3,366,678)
Total distributions from net investment income		$—	($3,818,026)

Transactions in Fund Shares
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		33,694	$265,928	150,710	$1,325,782
Select Shares		69,712	575,071	251,274	2,223,309
Institutional Shares	+	2,238,942	17,148,318	10,345,888	89,219,542
Total shares sold		2,342,348	$17,989,317	10,747,872	$92,768,633
Issued in connection with merger
Institutional Shares		—	—	48,526,177	407,621,233
Total shares issued in connection with merger		—	$—	48,526,177	$407,621,233
Shares Reinvested
Investor Shares		—	$—	17,540	$138,570
Select Shares		—	—	30,056	237,443
Institutional Shares	+	—	—	386,789	3,051,761
Total shares reinvested		—	$—	434,385	$3,427,774
Shares Redeemed
Investor Shares		(138,203)	($1,090,358)	(368,166)	($3,218,784)
Select Shares		(179,644)	(1,482,397)	(827,132)	(7,477,651)
Institutional Shares	+	(7,894,571)	(61,589,613)	(4,881,768)	(43,048,584)
Total shares redeemed		(8,212,418)	($64,162,368)	(6,077,066)	($53,745,019)
Net transactions in fund shares		(5,870,070)	($46,173,051)	53,631,368	$450,072,621
Shares Outstanding and Net Assets
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		70,332,588	$575,219,156	16,701,220	$145,143,531
Total increase or decrease	+	(5,870,070)	(140,933,523)	53,631,368	430,075,625
End of period		64,462,518	$434,285,633	70,332,588	$575,219,156
Net investment income not yet distributed/Distributions in excess of net investment income			$4,944,204		($2,141,374)
See financial notes    27

Laudus Mondrian International Government Fixed Income Fund
Financial Statements
Financial Highlights
	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$9.45	$10.89	$11.01	$11.61	$11.86	$11.20
Income (loss) from investment operations:
Net investment income (loss)	0.06 [1]	0.15 [1]	0.16 [1]	0.15	0.20	0.16
Net realized and unrealized gains (losses)	(0.09)	(1.14)	(0.21)	(0.53)	0.09	0.71
Total from investment operations	(0.03)	(0.99)	(0.05)	(0.38)	0.29	0.87
Less distributions:
Distributions from net investment income	—	—	—	(0.15)	(0.46)	(0.20)
Distributions from net realized gains	—	(0.45)	(0.07)	(0.07)	(0.08)	(0.01)
Total distributions	—	(0.45)	(0.07)	(0.22)	(0.54)	(0.21)
Net asset value at end of period	$9.42	$9.45	$10.89	$11.01	$11.61	$11.86
Total return	(0.32%) [2]	(9.37%)	(0.49%)	(3.41%)	2.48%	7.86%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.75% [3]	0.74%	0.69%	0.69%	0.71%	0.74%
Gross operating expenses	0.80% [3]	0.76%	0.69%	0.69%	0.71%	0.74%
Net investment income (loss)	1.18% [3]	1.39%	1.48%	1.27%	1.51%	1.67%
Portfolio turnover rate	20% [2]	50%	52%	44%	68%	58%
Net assets, end of period (x 1,000)	$138,480	$187,388	$652,647	$741,235	$881,405	$966,800

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
28    See financial notes

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings  as of September 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
83.4%	Government Bonds	120,629,239	115,513,037
14.7%	Supranational	24,643,142	20,320,574
0.6%	Other Investment Company	901,701	901,701
98.7%	Total Investments	146,174,082	136,735,312
1.3%	Other Assets and Liabilities, Net		1,744,691
100.0%	Net Assets		138,480,003

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 83.4% of net assets
Australia 2.0%
Australia Government Bond
6.00%, 02/15/17 (AUD)	1,000,000	741,022
4.50%, 04/15/20 (AUD)	700,000	544,648
3.25%, 04/21/25 (AUD)	1,000,000	739,610
4.75%, 04/21/27 (AUD)	800,000	671,541
		2,696,821
Austria 4.2%
Austria Government Bond
6.25%, 07/15/27 (EUR)	3,300,000	5,828,732
Canada 4.4%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	4,790,000	6,142,709
Finland 3.0%
Finland Government Bond
3.50%, 04/15/21 (EUR) (a)	3,180,000	4,199,866
France 4.7%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	3,525,000	6,460,475
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Japan 21.3%
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	252,650,000	2,134,561
1.70%, 09/20/16 (JPY)	599,950,000	5,083,004
1.10%, 06/20/20 (JPY)	556,500,000	4,866,769
0.60%, 03/20/24 (JPY)	95,000,000	816,926
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	846,650,000	8,690,476
1.70%, 03/20/44 (JPY)	885,400,000	7,966,416
		29,558,152
Malaysia 1.8%
Malaysia Government Bond
3.65%, 10/31/19 (MYR)	4,650,000	1,047,807
4.05%, 09/30/21 (MYR)	4,400,000	991,150
4.18%, 07/15/24 (MYR)	2,000,000	447,712
		2,486,669
Mexico 4.6%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	96,985,000	6,036,180
7.50%, 06/03/27 (MXN)	6,150,000	397,823
		6,434,003
Netherlands 4.2%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	3,443,490	5,868,883
New Zealand 4.5%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	2,750,000	1,888,962
5.00%, 03/15/19 (NZD)	1,200,000	827,315
5.50%, 04/15/23 (NZD)	4,650,000	3,478,881
		6,195,158
Poland 4.7%
Poland Government Bond
4.75%, 04/25/17 (PLN)	6,940,000	1,911,894
5.50%, 10/25/19 (PLN)	9,500,000	2,817,639
5.75%, 04/25/29 (PLN)	5,300,000	1,798,303
		6,527,836
Spain 7.4%
Spain Government Bond
1.40%, 01/31/20 (EUR)	4,317,000	4,959,074
1.60%, 04/30/25 (EUR) (a)	3,738,000	4,100,224
4.20%, 01/31/37 (EUR) (a)	863,000	1,179,967
		10,239,265
See financial notes    29

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Sweden 4.6%
Sweden Government Bond
5.00%, 12/01/20 (SEK)	32,500,000	4,875,511
3.50%, 06/01/22 (SEK)	10,000,000	1,445,688
		6,321,199
United Kingdom 12.0%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	2,000,000	3,447,045
2.75%, 09/07/24 (GBP)	2,250,000	3,709,337
5.00%, 03/07/25 (GBP)	1,100,000	2,152,597
4.50%, 09/07/34 (GBP)	1,300,000	2,623,685
4.25%, 09/07/39 (GBP)	2,300,000	4,620,605
		16,553,269
Total Government Bonds
(Cost $120,629,239)		115,513,037

Supranational* 14.7% of net assets
Asian Development Bank
2.35%, 06/21/27 (JPY)	380,000,000	3,919,554
European Investment Bank
1.40%, 06/20/17 (JPY)	615,000,000	5,274,651
European Union Notes
2.75%, 06/03/16 (EUR)	5,100,000	5,809,972
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	620,000,000	5,316,397
Total Supranational
(Cost $24,643,142)		20,320,574
Security	Number of Shares	Value ($)
Other Investment Company 0.6% of net assets
United States 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	901,701	901,701
Total Other Investment Company
(Cost $901,701)		901,701

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $147,765,744 and the unrealized appreciation and depreciation were $458,334 and ($11,488,766), respectively, with a net unrealized depreciation of ($11,030,432).
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,480,057 or 6.8% of net assets.
(b)	The rate shown is the 7-day yield.

AUD —	Australian dollar
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar
30    See financial notes

Laudus Mondrian International Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 09/30/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
10/30/2015	State Street Bank & Trust Co.	JPY	85,591,000	USD	713,704	1,029
10/30/2015	State Street Bank & Trust Co.	JPY	845,702,000	USD	7,051,920	203,743
10/30/2015	State Street Bank & Trust Co.	NZD	714,000	USD	455,519	(8,179)
10/30/2015	State Street Bank & Trust Co.	USD	793,041	JPY	95,105,500	2,750
10/30/2015	State Street Bank & Trust Co.	USD	827,525	JPY	99,241,000	4,173
10/30/2015	State Street Bank & Trust Co.	USD	769,138	JPY	92,239,000	(29,680)
10/30/2015	State Street Bank & Trust Co.	USD	6,668,190	NZD	10,452,000	269,638
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						443,474

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$115,513,037	$—	$115,513,037
Supranational	—	20,320,574	—	20,320,574
Other Investment Company[1]	901,701	—	—	901,701
Total	$901,701	$135,833,611	$—	$136,735,312
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$481,333	$—	$481,333
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($37,859)	$—	($37,859)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
See financial notes    31

Laudus Mondrian International Government Fixed Income Fund
Statement of
Assets and Liabilities
As of September 30, 2015; unaudited
Assets
Investments, at value (cost $146,174,082)		$136,735,312
Foreign currency, at value (cost $86,632)		78,118
Receivables:
Interest		1,606,908
Fund shares sold		95,128
Unrealized appreciation on forward foreign currency exchange contracts		481,333
Prepaid expenses	+	17,135
Total assets		139,013,934
Liabilities
Payables:
Fund shares redeemed		388,937
Investment adviser fees		14,319
Unrealized depreciation on forward foreign currency exchange contracts		37,859
Accrued expenses	+	92,816
Total liabilities		533,931
Net Assets
Total assets		139,013,934
Total liabilities	–	533,931
Net assets		$138,480,003
Net Assets by Source
Capital received from investors		162,798,364
Distributions in excess of net investment income		(7,685,399)
Net realized capital losses		(7,596,375)
Net unrealized capital depreciation		(9,036,587)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$138,480,003		14,704,500		$9.42

32    See financial notes

Laudus Mondrian International Government Fixed Income Fund
Statement of
Operations
For the period April 1, 2015 through September 30, 2015; unaudited
Investment Income
Interest		$1,562,197
Expenses
Investment adviser fees		484,841
Transfer agent fees		50,627
Professional fees		40,173
Custodian fees		31,010
Accounting and administration fees		12,171
Shareholder reports		11,575
Independent trustees' fees		6,321
Registration fees		3,476
Interest expense		806
Other expenses	+	4,211
Total expenses		645,211
Expense reduction by adviser	–	38,354
Net expenses	–	606,857
Net investment income		955,340
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,469,130)
Net realized losses on foreign currency transactions	+	(32,964)
Net realized losses		(9,502,094)
Net change in unrealized appreciation (depreciation) on investments		6,903,373
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	843,409
Net change in unrealized appreciation (depreciation)	+	7,746,782
Net realized and unrealized losses		(1,755,312)
Decrease in net assets resulting from operations		($799,972)
See financial notes    33

Laudus Mondrian International Government Fixed Income Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/15-9/30/15		4/1/14-3/31/15
Net investment income		$955,340	$4,042,543
Net realized losses		(9,502,094)	(6,877,005)
Net change in unrealized appreciation (depreciation)	+	7,746,782	(16,732,227)
Decrease in net assets from operations		(799,972)	(19,566,689)
Distributions to Shareholders
Distributions from net realized gains		($—)	($10,072,652)

Transactions in Fund Shares
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,259,855	$11,862,824	5,605,938	$58,248,799
Shares reinvested		—	—	583,662	5,859,964
Shares redeemed	+	(6,379,181)	(59,971,166)	(46,319,811)	(499,728,433)
Net transactions in fund shares		(5,119,326)	($48,108,342)	(40,130,211)	($435,619,670)
Shares Outstanding and Net Assets
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		19,823,826	$187,388,317	59,954,037	$652,647,328
Total decrease	+	(5,119,326)	(48,908,314)	(40,130,211)	(465,259,011)
End of period		14,704,500	$138,480,003	19,823,826	$187,388,317
Distributions in excess of net investment income			($7,685,399)		($8,640,739)
34    See financial notes

Laudus Mondrian Global Government Fixed Income Fund
Financial Statements
Financial Highlights
	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	7/10/12 [1]– 3/31/13
Per-Share Data
Net asset value at beginning of period	$8.71	$9.30	$9.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08 [2]	0.17 [2]	0.13 [2]	0.11
Net realized and unrealized gains (losses)	(0.31)	(0.76)	(0.38)	(0.40)
Total from investment operations	(0.23)	(0.59)	(0.25)	(0.29)
Less distributions:
Distributions from net investment income	—	—	(0.03)	(0.09)
Distributions from net realized gains	—	—	(0.03)	(0.01)
Total distributions	—	—	(0.06)	(0.10)
Net asset value at end of period	$8.48	$8.71	$9.30	$9.61
Total return	(2.64%) [3]	(6.34%)	(2.60%)	(2.95%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.85% [4]	0.85%	0.85%	0.22% [4],[5]
Gross operating expenses	2.11% [4]	1.76%	1.74%	1.28% [4]
Net investment income (loss)	1.95% [4]	1.80%	1.40%	1.56% [4]
Portfolio turnover rate	28% [3]	62%	42%	73% [3]
Net assets, end of period (x 1,000)	$11,333	$13,394	$18,575	$29,074

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective July 11, 2012 through January 10, 2013, the net operating expense limitation was 0.00%. The ratio presented for the period ended 3/31/13 is a blended ratio.
See financial notes    35

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings  as of September 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
67.1%	Government Bonds	9,089,476	7,609,961
30.2%	U.S. Government Securities	3,364,983	3,420,195
1.3%	Other Investment Company	141,965	141,965
0.5%	Short-Term Investment	59,997	60,001
99.1%	Total Investments	12,656,421	11,232,122
0.9%	Other Assets and Liabilities, Net		100,531
100.0%	Net Assets		11,332,653

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Government Bonds 67.1% of net assets
Brazil 5.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	800,000	190,387
10.00%, 01/01/21 (BRL)	843,000	172,240
10.00%, 01/01/23 (BRL)	950,000	183,619
10.00%, 01/01/25 (BRL)	310,000	57,290
		603,536
Colombia 1.7%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	72,000,000	23,725
Colombian TES
5.00%, 11/21/18 (COP)	77,600,000	24,104
10.00%, 07/24/24 (COP)	170,000,000	61,719
6.00%, 04/28/28 (COP)	340,000,000	89,606
		199,154
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
France 3.6%
France Government Bond OAT
0.00%, 05/25/20 (EUR)	180,000	199,851
3.00%, 04/25/22 (EUR)	125,000	163,294
0.50%, 05/25/25 (EUR)	47,000	50,612
		413,757
Indonesia 1.7%
Indonesia Treasury Bond
5.63%, 05/15/23 (IDR)	900,000,000	48,161
8.38%, 03/15/24 (IDR)	500,000,000	31,670
8.38%, 03/15/34 (IDR)	1,930,000,000	114,729
		194,560
Japan 16.0%
Japan Government Ten Year Bond
1.70%, 03/20/17 (JPY)	26,400,000	225,494
1.40%, 03/20/18 (JPY)	55,300,000	476,722
0.80%, 09/20/20 (JPY)	38,700,000	334,379
0.60%, 03/20/24 (JPY)	37,500,000	322,471
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	50,200,000	451,676
		1,810,742
Malaysia 3.0%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	590,000	134,053
4.24%, 02/07/18 (MYR)	30,000	6,926
3.42%, 08/15/22 (MYR)	200,000	43,444
4.18%, 07/15/24 (MYR)	432,000	96,706
3.96%, 09/15/25 (MYR)	130,000	29,107
3.84%, 04/15/33 (MYR)	130,000	26,091
		336,327
Mexico 7.0%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	280,000	16,715
7.25%, 12/15/16 (MXN)	100,000	6,168
6.50%, 06/10/21 (MXN)	5,184,000	322,643
8.00%, 12/07/23 (MXN)	3,500,000	233,727
7.50%, 06/03/27 (MXN)	1,120,000	72,449
10.00%, 11/20/36 (MXN)	1,750,000	141,083
		792,785
New Zealand 3.1%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	217,000	149,056
5.50%, 04/15/23 (NZD)	271,000	202,748
		351,804
Peru 1.8%
Peru Government Bond
7.84%, 08/12/20 (PEN)	169,000	55,218
5.20%, 09/12/23 (PEN)	20,000	5,440
36    See financial notes

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
6.95%, 08/12/31 (PEN)	280,000	80,049
6.90%, 08/12/37 (PEN)	230,000	63,104
		203,811
Poland 5.1%
Poland Government Bond
4.75%, 04/25/17 (PLN)	830,000	228,656
5.25%, 10/25/20 (PLN)	310,000	92,670
5.75%, 09/23/22 (PLN)	562,000	176,964
5.75%, 04/25/29 (PLN)	230,000	78,039
		576,329
Qatar 1.2%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (a)	120,000	135,526
Russia 1.3%
Russian Federal Bond - OFZ
7.50%, 03/15/18 (RUB)	800,000	11,399
7.60%, 04/14/21 (RUB)	8,600,000	113,562
8.15%, 02/03/27 (RUB)	2,000,000	25,684
		150,645
South Africa 1.8%
South Africa Government Bond
7.25%, 01/15/20 (ZAR)	160,000	11,291
10.50%, 12/21/26 (ZAR)	885,000	73,253
6.25%, 03/31/36 (ZAR)	2,210,000	119,043
		203,587
Spain 5.9%
Spain Government Bond
1.40%, 01/31/20 (EUR)	130,000	149,335
5.85%, 01/31/22 (EUR) (a)	142,000	202,943
1.60%, 04/30/25 (EUR) (a)	192,000	210,606
4.20%, 01/31/37 (EUR) (a)	77,000	105,281
		668,165
Turkey 1.4%
Turkey Government Bond
6.30%, 02/14/18 (TRY)	30,000	8,962
10.50%, 01/15/20 (TRY)	230,000	75,226
7.10%, 03/08/23 (TRY)	140,000	37,506
8.00%, 03/12/25 (TRY)	130,000	36,192
		157,886
United Kingdom 7.2%
United Kingdom Gilt
2.75%, 09/07/24 (GBP)	155,000	255,532
4.25%, 12/07/27 (GBP)	155,000	294,455
4.50%, 09/07/34 (GBP)	129,500	261,360
		811,347
Total Government Bonds
(Cost $9,089,476)		7,609,961

Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
U.S. Government Securities 30.2% of net assets
United States 30.2%
U.S. Treasury Bond
3.38%, 05/15/44 (USD)	300,000	329,352
U.S. Treasury Notes
2.00%, 01/31/16 (USD)	144,900	145,828
1.25%, 04/30/19 (USD)	105,000	105,578
3.63%, 08/15/19 (USD)	495,000	540,730
1.00%, 08/31/19 (USD)	192,000	190,659
2.13%, 08/31/20 (USD)	540,000	558,886
3.63%, 02/15/21 (USD)	915,000	1,015,429
2.13%, 08/15/21 (USD)	363,000	373,701
2.50%, 05/15/24 (USD)	153,600	160,032
Total U.S. Government Securities
(Cost $3,364,983)		3,420,195
Security	Number of Shares	Value ($)
Other Investment Company 1.3% of net assets
United States 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	141,965	141,965
Total Other Investment Company
(Cost $141,965)		141,965
Security Rate, Maturity Date	Face Amount (local currency)	Value ($)
Short-Term Investment 0.5% of net assets
U.S. Treasury Obligation 0.5%
U.S. Treasury Bill
0.06%, 11/05/15 (USD) (c)	60,000	60,001
Total Short-Term Investment
(Cost $59,997)		60,001

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $12,803,914 and the unrealized appreciation and depreciation were $0 and ($1,571,792), respectively, with a net unrealized depreciation of ($1,571,792).
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $654,356 or 5.8% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the purchase yield.

See financial notes    37

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
BRL —	Brazilian real
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
IDR —	Indonesian rupiah
INR —	Indian rupee
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
NZD —	New Zealand dollar
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand
In addition to the above, the fund held the following at 09/30/15:
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
10/30/2015	JPMorgan Chase Bank	CNY	1,082,000	USD	169,901	(6,063)
10/30/2015	State Street Bank & Trust Co.	EUR	45,000	USD	50,304	(111)
10/30/2015	State Street Bank & Trust Co.	EUR	837,000	USD	935,656	9,577
10/30/2015	JPMorgan Chase Bank	INR	1,132,500	USD	17,175	267
10/30/2015	JPMorgan Chase Bank	INR	4,780,000	USD	72,492	(821)
10/30/2015	State Street Bank & Trust Co.	JPY	88,475,500	USD	737,756	21,315
10/30/2015	State Street Bank & Trust Co.	SEK	5,109,000	USD	610,770	13,931
10/30/2015	Barclays Capital, Inc.	USD	8,479	CNY	54,000	(13)
10/30/2015	JPMorgan Chase Bank	USD	18,529	CNY	118,000	(154)
10/30/2015	Barclays Capital, Inc.	USD	6,988	CNY	44,500	(96)
10/30/2015	JPMorgan Chase Bank	USD	6,988	CNY	44,500	(111)
10/30/2015	State Street Bank & Trust Co.	USD	119,612	EUR	107,000	(242)
10/30/2015	State Street Bank & Trust Co.	USD	56,452	EUR	50,500	(260)
10/30/2015	JPMorgan Chase Bank	USD	6,665	INR	439,500	(158)
10/30/2015	State Street Bank & Trust Co.	USD	60,367	JPY	7,239,500	7
10/30/2015	State Street Bank & Trust Co.	USD	136,369	JPY	16,354,000	(520)
10/30/2015	State Street Bank & Trust Co.	USD	68,672	JPY	8,235,500	220
10/30/2015	State Street Bank & Trust Co.	USD	352,804	NZD	553,000	14,266
10/30/2015	State Street Bank & Trust Co.	USD	58,698	SEK	491,000	(578)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						50,456

38    See financial notes

Laudus Mondrian Global Government Fixed Income Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of September 30, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government Bonds[1]	$—	$7,609,961	$—	$7,609,961
U.S. Government Securities[1]	—	3,420,195	—	3,420,195
Other Investment Company[1]	141,965	—	—	141,965
Short-Term Investment[1]	—	60,001	—	60,001
Total	$141,965	$11,090,157	$—	$11,232,122
Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$59,583	$—	$59,583
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($9,127)	$—	($9,127)
[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
See financial notes    39

Laudus Mondrian Global Government Fixed Income Fund
Statement of
Assets and Liabilities
As of September 30, 2015; unaudited
Assets
Investments, at value (cost $12,656,421)		$11,232,122
Foreign currency, at value (cost $6,425)		6,415
Receivables:
Interest		105,995
Due from investment adviser		1,469
Fund shares sold		200
Unrealized appreciation on forward foreign currency exchange contracts		59,583
Prepaid expenses	+	9,737
Total assets		11,415,521
Liabilities
Payables:
Fund shares redeemed		16,271
Unrealized depreciation on forward foreign currency exchange contracts		9,127
Accrued expenses	+	57,470
Total liabilities		82,868
Net Assets
Total assets		11,415,521
Total liabilities	–	82,868
Net assets		$11,332,653
Net Assets by Source
Capital received from investors		13,638,905
Net investment loss		(432,303)
Net realized capital losses		(497,033)
Net unrealized capital depreciation		(1,376,916)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,332,653		1,335,857		$8.48

40    See financial notes

Laudus Mondrian Global Government Fixed Income Fund
Statement of
Operations
For the period April 1, 2015 through September 30, 2015; unaudited
Investment Income
Interest (net of foreign withholding taxes of $2,032)		$177,445
Expenses
Investment adviser fees		43,031
Professional fees		33,092
Accounting and administration fees		12,433
Transfer agent fees		11,022
Custodian fees		8,238
Shareholder reports		7,748
Sub-accounting and sub-transfer agent fees		6,882
Independent trustees' fees		4,978
Registration fees		4,203
Other expenses	+	1,980
Total expenses		133,607
Expense reduction by adviser	–	79,816
Net expenses	–	53,791
Net investment income		123,654
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $58)		(416,938)
Net realized losses on foreign currency transactions	+	(31,206)
Net realized losses		(448,144)
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gain tax of $1,267)		(150,219)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	155,774
Net change in unrealized appreciation (depreciation)	+	5,555
Net realized and unrealized losses		(442,589)
Decrease in net assets resulting from operations		($318,935)
See financial notes    41

Laudus Mondrian Global Government Fixed Income Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/15-9/30/15		4/1/14-3/31/15
Net investment income		$123,654	$295,146
Net realized losses		(448,144)	(1,180,103)
Net change in unrealized appreciation (depreciation)	+	5,555	(98,945)
Decrease in net assets from operations		(318,935)	(983,902)

Transactions in Fund Shares
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,371	$20,471	68,075	$617,461
Shares redeemed	+	(205,067)	(1,762,946)	(526,298)	(4,814,778)
Net transactions in fund shares		(202,696)	($1,742,475)	(458,223)	($4,197,317)
Shares Outstanding and Net Assets
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,538,553	$13,394,063	1,996,776	$18,575,282
Total decrease	+	(202,696)	(2,061,410)	(458,223)	(5,181,219)
End of period		1,335,857	$11,332,653	1,538,553	$13,394,063
Net investment loss			($432,303)		($555,957)
42    See financial notes

Laudus Mondrian Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Laudus Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund
Laudus U.S. Large Cap Growth Fund

Each fund in this report, with the exception of Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund, which have one share class, offers three share classes: Investor Shares, Select Shares and Institutional Shares.
Each class of shares generally has identical rights and preferences, except that each class is subject to different eligibility conditions, bears different distribution and sub-transfer agent expenses, and separate voting rights on matters pertaining solely to that class of shares.
Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value per share (NAV), which is the price for all outstanding shares of the funds.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a
43

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Forward foreign currency exchange contracts (forwards): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S.
44

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of September 30, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the
45

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
premium and accretes discounts to the security’s call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as a receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year with the exception of Laudus Mondrian International Government Fixed Income Fund and Laudus Mondrian Global Government Fixed Income Fund which make distributions from net investment income, if any, quarterly.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
46

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. A fund’s investments in large-cap stocks will reflect the risks associated with the large-cap segment of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the performance of the fund’s investments in large-cap securities will lag these investments.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair a fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Derivatives Risk. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund.
Fixed Income Risk. Interest rates rise and fall over time, which will affect a fund’s yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. A sharp rise in interest rates could cause a fund to lose value. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income securities holdings at a time when the subadviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings. The credit quality of a portfolio investment could also cause the fund’s share price to fall. A fund could lose money if the issuer of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or if a guarantor or counterparty of a portfolio investment fails to honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater risks than investment-grade securities.
Management risk. As with all actively managed funds, a fund is subject to the risk that its sub-adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. Poor stock or bond selection or a focus on securities in a particular sector or region may cause a fund to underperform its benchmark or other funds with a similar investment objective.
47

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Currency risk. As a result of a fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the fund would be adversely affected.
Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
Liquidity risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between CSIM and the trust. Mondrian Investment Partners Limited (Mondrian), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.
For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets described as follows:

Laudus Mondrian International Equity Fund	0.75%
Laudus Mondrian Emerging Markets Fund	1.00%
Laudus Mondrian International Government Fixed Income Fund	0.60%
Laudus Mondrian Global Government Fixed Income Fund	0.68%
CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.
CSIM has contractually agreed, until at least July 30, 2017, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as follows:
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund
Investor Shares	1.30%	1.60%
Select Shares	1.05%	1.35%
Institutional Shares	0.90%	1.20%
In addition to the funds listed above, CSIM has contractually agreed, until at least July 30, 2017 to limit the total annual fund operating expenses of the Laudus Mondrian International Government Fixed Income Fund and the Laudus Mondrian Global Government Fixed Income Fund to 0.75% and 0.85%, respectively.
Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the limit (as stated in CSIM’s contractual undertaking) during the respective year. For the period ended September 30, 2015, the Laudus Mondrian Emerging Markets Fund repaid previously waived investment adviser fees in the amount of $18,969.
For the period ended September 30, 2015, the Laudus Mondrian International Equity Fund repaid previously waived sub-accounting and sub-transfer agent fees in the amount of $454 for the Select Shares.
48

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
As of September 30, 2015, the balance of recoupable waivers and the respective years of expiration are as follows:
Expiration Date	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
March 31, 2016	$27,318	$89,473	$—	$202,019
March 31, 2017	82,359	53,246	63,797	149,778
March 31, 2018	69,712	401*	38,354	79,816
Total	$179,389	$143,120	$102,151	$431,613
*	Sub-accounting and sub-transfer agent waivers for Investor Shares.
5. Distribution and Shareholder Services:
The trust has a Distribution and Shareholder Service Plan with respect to its Investor Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares of the funds are sold on a continuous basis by the trust’s distributor, ALPS Distributors, Inc. Under the Distribution and Shareholder Services Plan, the funds pay distribution and shareholder servicing fees in connection with the sale and servicing of the Investor Shares. The annual Distribution and Shareholder Service Fee consists of up to 0.25% of the respective average daily net assets of the Investor Shares. In addition, the trustees have authorized the Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund to reimburse, out of the Investor and Select Shares assets of the funds, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with Investor or Select Shares an amount of up to 0.15% of the average daily net assets of that class on an annual basis. Further, the trustees have authorized the Laudus Mondrian Global Government Fixed Income Fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.
6. Board of Trustees:
The trust’s Board of Trustees oversees the general conduct of the trust and the funds.
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.
Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continued to be adjusted by performance of the funds. As a result, the amount of the retirement benefits paid to certain independent trustees may have increased or decreased based on the performance of the funds. At a Board meeting held in December 2013, the Trustees voted to terminate the Trustees’ Retirement Plan. The payment to the sole remaining participant was paid out during the reporting period in accordance with the Retirement Plan.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities. During the period, the funds also had access to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing uncommitted line of credit was terminated and the funds became participants in a syndicated, committed line of credit of $530 million with State Street, as agent.
49

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended September 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Laudus Mondrian International Equity Fund	$25,571,001	$7,280,780
Laudus Mondrian Emerging Markets Fund	65,597,008	120,591,971
Laudus Mondrian International Government Fixed Income Fund	31,471,935	69,306,708
Laudus Mondrian Global Government Fixed Income Fund	3,387,066*	4,869,549*
*	Includes purchases and sales/maturities of long-term U.S. Government securities of $161,082 and $1,236,006, respectively.
9. Derivatives:
The funds invested in forwards during the report period to hedge part of the funds' exposure to certain currencies. Refer to financial note 2(b) for the funds’ accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended September 30, 2015, the month-end average forward foreign currency notional amount and the month-end average unrealized appreciation (depreciation) were as follows:
	Forward Foreign Currency Exchange Contract Notional Amount	Net Unrealized Appreciation (Depreciation)
Laudus Mondrian International Equity Fund	$96,695*	$394
Laudus Mondrian Emerging Markets Fund	184,997	1,133
Laudus Mondrian International Government Fixed Income Fund	20,730,261	304,454
Laudus Mondrian Global Government Fixed Income Fund	3,393,162	45,473
*	During the period, the fund did not hold forwards at any month-end. The average notional amount and unrealized appreciation (depreciation) were calculated by aggregating the highest daily notional amounts held each month during the period.
The fair value of forwards held by the funds is presented as unrealized appreciation (depreciation) on forward foreign currency exchange contracts on the Statement of Assets and Liabilities as follows:
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
Asset Derivatives	Fair Value
Forward Foreign Currency Exchange Contracts[1]	$—	$—	$481,333	$59,583
Liability Derivatives	Fair Value
Forward Foreign Currency Exchange Contracts[2]	$—	$—	$37,859	$9,127
[1]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[2]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
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Laudus Mondrian Funds
Financial Notes, unaudited (continued)
9. Derivatives (continued):
The effects of the forwards held by the funds in the Statement of Operations for the period ended September 30, 2015 were:
	Forward Foreign Currency Exchange Contracts
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
Realized Gains (Losses)[1]	$1,488	($21,778)	$266,036	$36,520
Change in Unrealized Appreciation (Depreciation)[2]	$—	$—	$662,333	$151,886
[1]	Statement of Operations location: Net realized gains (losses) on foreign currency transactions.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on foreign currency translations.
The funds' forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the funds and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the funds or the counterparty. The funds’ forwards which are reported gross in the Statement of Assets and Liabilities, are presented in the tables below. The following tables present the funds’ forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the funds for assets and pledged by the funds for liabilities as of September 30, 2015.
Laudus Mondrian International Government Fixed Income Fund
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$481,333	($37,859)	$—	$443,474
Total	$481,333	($37,859)	$—	$443,474
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($37,859)	$37,859	$—	$—
Total	($37,859)	$37,859	$—	$—
51

Laudus Mondrian Funds
Financial Notes, unaudited (continued)
9. Derivatives (continued):
Laudus Mondrian Global Government Fixed Income Fund
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
JPMorgan Chase Bank	$267	($267)	$—	$—
State Street Bank & Trust Co.	59,316	(1,711)	—	57,605
Total	$59,583	($1,978)	$—	$57,605
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
Barclays Capital, Inc.	($109)	$—	$—	($109)
JPMorgan Chase Bank	(7,307)	267	—	(7,040)
State Street Bank & Trust Co.	(1,711)	1,711	—	—
Total	($9,127)	$1,978	$—	($7,149)
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.
10. Redemption Fee:
The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
	Current Period (4/1/15-9/30/15)	Prior Period (4/1/14-3/31/15)
Laudus Mondrian International Equity Fund	$491	$1,887
Laudus Mondrian Emerging Markets Fund	43	284
Laudus Mondrian International Government Fixed Income Fund	1,111	23,361
Laudus Mondrian Global Government Fixed Income Fund	—	29
11. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
No expiration*	$—	$13,226,961	$—	$42,114
Total	$—	$13,226,961	$—	$42,114
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
The Laudus Mondrian Emerging Markets Fund had an ownership change as a result of the reorganization in Note 13 which subjects the fund to certain annual limitations under Internal Revenue Code Section 382 in regard to the availability of capital loss carryforwards to offset potential future capital gains.
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Laudus Mondrian Funds
Financial Notes, unaudited (continued)
11. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2015, the funds had late-year ordinary losses deferred and capital loss carryforwards utilized as follows:
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian International Government Fixed Income Fund	Laudus Mondrian Global Government Fixed Income Fund
Late-year ordinary losses deferred	$—	$955,541	$6,896,496	$570,418
Capital loss carryforwards utilized	632,516	—	—	—
As of March 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the funds did not incur any interest or penalties.
12. Other:
As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia's credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact a fund's investment in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.
13. Reorganization:
Under a plan of reorganization approved by the Board of Trustees, all of the assets and liabilities of the Laudus Mondrian Institutional International Equity Fund and the Laudus Mondrian Institutional Emerging Markets Fund, each a series of Laudus Institutional Trust, were transferred to the Institutional Class of the Laudus Mondrian International Equity Fund and the Laudus Mondrian Emerging Markets Fund, each a series of the trust, respectively. The reorganizations, which qualified as a tax-free exchange for federal income tax purposes, were completed at the close of business on February 6, 2015. The reorganizations were intended to achieve economies of scale on the funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganizations.
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Laudus Mondrian Funds
Financial Notes, unaudited (continued)
13. Reorganization (continued):
	Before Reorganization		After Reorganization
	Laudus Mondrian International Equity Fund	Laudus Mondrian Institutional International Equity Fund	Laudus Mondrian International Equity Fund
Shares:
Investor Shares	381,366	—	381,366
Select Shares	393,197	—	393,197
Institutional Shares	9,187,320	3,423,907	13,601,967
Net Assets:
Investor Shares	$2,421,149	—	$2,421,149
Select Shares	$2,507,548	—	$2,507,548
Institutional Shares	$58,760,401	$28,253,737	$87,014,138
Net Assets Value:
Investor Shares	$6.35	—	$6.35
Select Shares	$6.38	—	$6.38
Institutional Shares	$6.40	$8.25	$6.40
Net unrealized appreciation (depreciation)	$13,154,935	$2,977,165	$16,132,100
Market value of investments	$62,931,041	$27,476,348	$90,407,389
Cost of investments	$49,767,788	$24,498,048	$74,265,836

	Before Reorganization		After Reorganization
	Laudus Mondrian Emerging Markets Fund	Laudus Mondrian Institutional Emerging Markets Fund	Laudus Mondrian Emerging Markets Fund
Shares:
Investor Shares	679,482	—	679,482
Select Shares	1,280,655	—	1,280,655
Institutional Shares	15,962,866	50,218,046	64,489,042
Net Assets:
Investor Shares	$5,711,393	—	$5,711,393
Select Shares	$10,765,978	—	$10,765,978
Institutional Shares	$134,048,107	$407,621,233	$541,669,340
Net Assets Value:
Investor Shares	$8.41	—	$8.41
Select Shares	$8.41	—	$8.41
Institutional Shares	$8.40	$8.12	$8.40
Net unrealized appreciation (depreciation)	$6,910,189	($25,597,196)	($18,687,007)
Market value of investments	$150,728,589	$228,305,848	$379,034,437
Cost of investments	$143,818,226	$253,903,511	$397,721,737
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Laudus Mondrian Funds
Financial Notes, unaudited (continued)
13. Reorganization (continued):
Assuming the acquisition had been completed on April 1, 2014, the beginning of the fiscal year of Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund, the funds' pro-forma results of operations for the period ended March 31, 2015, would have been as follows:
	Laudus Mondrian International Equity Fund	Laudus Mondrian Emerging Markets Fund
Net investment income	$4,491,139*	$9,482,939*
Net realized gains (losses) on investments	$16,492,718	($2,502,783)
Net unrealized appreciation (depreciation) on investments	($21,053,058)	($26,917,278)
Net decrease in net assets resulting from operations	($69,201)	($19,937,122)
* Amounts include $3,946 and ($403,281) of pro-forma adjusted expenses for Laudus Mondrian International Equity Fund and Laudus Mondrian Emerging Markets Fund, respectively.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Laudus Mondrian Institutional International Equity Fund and the Laudus Mondrian Institutional Emerging Markets Fund that have been included in Laudus Mondrian International Equity Fund and the Laudus Mondrian Emerging Markets Fund’s Statements of Operation, respectively, since February 7, 2015.
14. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Approval of Renewal of Investment Advisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreements between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (Mondrian) (such investment advisory and subadvisory agreements, collectively, the Agreements) with respect to Laudus Mondrian International Equity Fund, Laudus Mondrian Emerging Markets Fund, Laudus Mondrian International Government Fixed Income Fund (formerly, Laudus Mondrian International Fixed Income Fund) and Laudus Mondrian Global Government Fixed Income Fund (formerly, Laudus Mondrian Global Fixed Income Fund) (collectively, the Funds). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.
As part of the renewal process and ongoing oversight of the advisory and subadvisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the
Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and
5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the subadvisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full
56

deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements.
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Although Laudus Mondrian International Government Fixed Income Fund had performance that lagged that of a relevant peer group for certain (although not all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including that the underperformance was attributable, to a significant extent, to investment decisions by Mondrian that were reasonable and consistent with Mondrian’s investment style and the investment objective and policies of each Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers of Laudus Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

59

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
60

Glossary
Bond is a security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Bond credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
Citigroup Custom Emerging Markets Government Bond Index is an index that measures the performance of the government bonds of those countries designated as Emerging Markets by the International Monetary Fund; excluding the Philippines.
Citigroup Non-U.S. Dollar World Government Bond Index is a market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least one year.
Citigroup World Government Bond Index is a market capitalization index that measures the total rate of return performance for the government bonds of 23 countries, including the U.S., with a remaining maturity of at least one year.
Custom Composite Index  A custom index developed by CSIM, composed of the Citigroup World Government Bond Index from the inception of Laudus Mondrian Global Government Fixed Income Fund until the close of business on 3/31/13, and a blend of 80% Citigroup World Government Bond Index/20% Citigroup Custom Emerging Markets Government Bond Index from 4/1/2013 forward. The Citigroup Custom Emerging Markets Government Bond Index measures the total rate of return performance for the government bonds of 16 emerging markets countries with a remaining maturity of at least one year.
Dividend yield is an expression of a stock's market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.
Duration A measure of an individual bond’s sensitivity to interest rates. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
Weighted Average Duration A measure of the duration of all bonds in a fund’s portfolio, based on the market value weighted average duration of each bond in the portfolio.
Maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
MSCI EAFE® Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI EAFE® Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure large and mid cap securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Price to earnings ratio is the price of a stock divided by its historical earnings per share.
Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.
Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.
Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.
Proxy Voting
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.csimfunds.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.csimfunds.com, or the Securities and Exchange Commission’s website at www.sec.gov.
61

For More Information about the Funds:
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Shareholder Services
1.877.824.5615    Investment Professionals
1.800.447.3332    Individual Investors
www.csimfunds.com
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
MFR45085-07
00155132

Semiannual Report
September 30, 2015
Command Performance™

Laudus U.S. Large Cap Growth Fund
Adviser
Charles Schwab Investment Management, Inc.
Subadviser
BlackRock Investment Management, LLC

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.
The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Return for the Six Months Ended September 30, 2015
Laudus U.S. Large Cap Growth Fund (Ticker Symbol: LGILX)	-5.05%
Russell 1000® Growth Index	-5.18%
Performance Details	page 4
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s return would have been lower. This return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Please see prospectus for further detail and investor eligibility requirements.
2Laudus U.S. Large Cap Growth Fund

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we provide funds that are designed to be part of a diversified portfolio. We formed the Laudus Fund family to provide shareholders with access to third-party managers with strong investment processes. BlackRock Investment Management LLC, the subadviser for the Laudus U.S. Large Cap Growth Fund, is a global asset management company that offers a disciplined approach to investing in large-cap U.S. growth stocks. BlackRock identifies companies with business models that have the potential for high returns on invested capital, high free cash flow conversion of net income, and the opportunity to replicate their success globally.
For the six-month reporting period ended September 30, 2015, the fund returned -5.1% compared with the -5.2% return of the Russell 1000 Growth Index (the index). After reaching record highs during the period, U.S. equity markets reversed course in August amid heightened global market volatility. Economic bright spots in the U.S. included improving consumer sentiment and a continuing decline in unemployment rates. Meanwhile, falling commodity prices, the deceleration of the Chinese economy, and speculation surrounding the timing of a potential short-term interest rate increase weighed on investor sentiment. Reflecting these conditions, the Consumer Discretionary sector was the only sector within the index to generate a positive return. The Energy sector was the worst performing sector in the index, in part due to the extreme fluctuations in the price of crude oil during the period.
For more information about the performance, holdings, and portfolio characteristics of the Laudus U.S. Large Cap Growth Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at csimfunds.com. We are also happy to hear from you at 1-800-447-3332.
Sincerely,

For the six-month reporting period ended September 30, 2015, the fund returned -5.1% compared with the -5.2% return of the Russell 1000 Growth Index (the index).

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index figures assume dividends and distributions were reinvested.
For index definitions, please see the Glossary.
Charles Schwab Investment Management, Inc., BlackRock Investment Management, LLC, and ALPS Distributors, Inc. are unaffiliated entities.
Laudus U.S. Large Cap Growth Fund3

Laudus U.S. Large Cap Growth Fund
Performance and Fund Facts as of 09/30/15
Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.csimfunds.com.

Average Annual Total Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Laudus U.S. Large Cap Growth Fund (10/14/97)[1]	-5.05%	3.76%	14.44%	9.54%
Russell 1000® Growth Index	-5.18%	3.17%	14.47%	8.09%
Fund Expense Ratio2: 0.77%

Fund Characteristics
Number of Securities[3]	47
Weighted Average Market Cap (millions)	$129,686
Price/Earnings Ratio (P/E)	37.74
Price/Book Ratio (P/B)	3.73
Portfolio Turnover (One year trailing)	78%
Fund Overview
Fund
Minimum Initial Investment	$100
Inception Date	10/14/1997*
Ticker Symbol	LGILX
Cusip	51855Q549
NAV	$16.35
Sector Weightings % of Equities
Information Technology	35.4%
Consumer Discretionary	24.0%
Health Care	21.7%
Consumer Staples	5.9%
Financials	5.7%
Industrials	3.6%
Materials	2.8%
Energy	0.9%
Total	100.0%
Top Equity Holdings % of Net Assets4
Google, Inc., Class A	6.4%
Facebook, Inc., Class A	6.4%
Visa, Inc., Class A	4.3%
Amazon.com, Inc.	3.5%
Apple, Inc.	3.2%
salesforce.com, Inc.	3.0%
Netflix, Inc.	2.8%
United Therapeutics Corp.	2.8%
Biogen, Inc.	2.7%
UnitedHealth Group, Inc.	2.7%
Total	37.8%
Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of the fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
*	Inception date is that of the fund’s predecessor fund, the Y Class of the UBS U.S. Large Cap Growth Fund.
[1]	Effective July 13, 2009, all outstanding Class A, B and C shares of the UBS U.S. Large Cap Growth Fund (UBS Growth Fund) were converted to Class Y shares, and the UBS Growth Fund’s assets were acquired by the fund. The performance and financial history prior to July 13, 2009 are that of the Class Y shares of the predecessor fund.
[2]	As stated in the prospectus. Please see the prospectus for more information. For actual rates during the period, refer to the Financial Highlights section of the Financial Statements.
[3]	Short-term investments are not included.
[4]	This list is not a recommendation of any security by the investment adviser or subadviser.
4Laudus U.S. Large Cap Growth Fund

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2015 and held through September 30, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 4/1/15	Ending Account Value (Net of Expenses) at 9/30/15	Expenses Paid During Period[2] 4/1/15-9/30/15
Laudus U.S. Large Cap Growth Fund
Actual Return	0.74%	$1,000.00	$ 949.50	$3.61
Hypothetical 5% Return	0.74%	$1,000.00	$1,021.30	$ 3.74

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 366 days of the fiscal year.
Laudus U.S. Large Cap Growth Fund5

Laudus U.S. Large Cap Growth Fund
Financial Statements
Financial Highlights
	4/1/15– 9/30/15*	4/1/14– 3/31/15	4/1/13– 3/31/14	4/1/12– 3/31/13	4/1/11– 3/31/12	4/1/10– 3/31/11
Per-Share Data
Net asset value at beginning of period	$17.22	$18.19	$15.58	$14.83	$13.36	$11.23
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00) [2]	(0.01)	(0.02)	0.02	(0.02)	0.01
Net realized and unrealized gains (losses)	(0.87)	2.44	3.85	1.01	1.77	2.13
Total from investment operations	(0.87)	2.43	3.83	1.03	1.75	2.14
Less distributions:
Distributions from net investment income	—	—	—	(0.02)	—	(0.01)
Distributions from net realized gains	—	(3.40)	(1.22)	(0.26)	(0.28)	—
Total distributions	—	(3.40)	(1.22)	(0.28)	(0.28)	(0.01)
Net asset value at end of period	$16.35	$17.22	$18.19	$15.58	$14.83	$13.36
Total return	(5.05%) [3]	14.99%	24.81%	7.09%	13.58%	19.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.74% [4]	0.77%	0.78% [5]	0.78%	0.78%	0.78%
Gross operating expenses	0.74% [4]	0.77%	0.78%	0.82%	0.88%	0.94%
Net investment income (loss)	(0.02%) [4]	(0.06%)	(0.12%)	0.13%	(0.17%)	0.06%
Portfolio turnover rate	36% [3]	102%	124%	76%	96%	98%
Net assets, end of period (x 1,000)	$2,055,123	$2,171,783	$2,122,365	$1,695,291	$1,029,502	$468,963

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
The ratio of net operating expenses would have been 0.77%, if certain non-routine expenses (proxy expense) had not been incurred.
6    See financial notes

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2015 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 30 days after calendar quarters on the fund's website at www.csimfunds.com/laudusfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
95.4%	Common Stock	1,745,289,663	1,961,166,099
5.1%	Other Investment Company	104,695,425	104,695,425
100.5%	Total Investments	1,849,985,088	2,065,861,524
(0.5%)	Other Assets and Liabilities, Net		(10,738,676)
100.0%	Net Assets		2,055,122,848

Security	Number of Shares	Value ($)
Common Stock 95.4% of net assets
Automobiles & Components 1.2%
Delphi Automotive plc	322,548	24,526,550
Consumer Durables & Apparel 2.9%
Hanesbrands, Inc.	774,279	22,407,634
NIKE, Inc., Class B	306,005	37,629,435
		60,037,069
Consumer Services 1.0%
Starbucks Corp.	379,952	21,596,472
Diversified Financials 3.6%
Berkshire Hathaway, Inc., Class B *	325,945	42,503,228
Moody's Corp.	319,573	31,382,069
		73,885,297
Energy 0.8%
Concho Resources, Inc. *	174,958	17,198,371
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	250,528	36,218,833
CVS Health Corp.	339,442	32,749,364
		68,968,197
Food, Beverage & Tobacco 2.3%
Constellation Brands, Inc., Class A	283,737	35,526,710
Mead Johnson Nutrition Co.	170,629	12,012,281
		47,538,991
Security	Number of Shares	Value ($)
Health Care Equipment & Services 4.6%
Humana, Inc.	217,370	38,909,230
UnitedHealth Group, Inc.	475,127	55,119,483
		94,028,713
Materials 2.7%
Ecolab, Inc.	184,697	20,264,955
The Sherwin-Williams Co.	153,777	34,258,440
		54,523,395
Media 3.5%
Liberty Global plc, Class A *	1,032,201	44,322,711
The Walt Disney Co.	269,321	27,524,606
		71,847,317
Pharmaceuticals, Biotechnology & Life Sciences 16.1%
AbbVie, Inc.	791,822	43,083,035
Allergan plc *	140,560	38,205,614
Biogen, Inc. *	191,630	55,919,550
Celgene Corp. *	209,382	22,648,851
Illumina, Inc. *	94,694	16,649,099
Perrigo Co., plc	303,299	47,699,834
United Therapeutics Corp. *	437,185	57,376,159
Valeant Pharmaceuticals International, Inc. *	161,749	28,852,787
Vertex Pharmaceuticals, Inc. *	196,960	20,511,414
		330,946,343
Real Estate 1.8%
Crown Castle International Corp.	470,383	37,099,107
Retailing 14.2%
Amazon.com, Inc. *	141,446	72,404,793
Dollar General Corp.	599,980	43,462,551
Netflix, Inc. *	566,311	58,477,274
Restoration Hardware Holdings, Inc. *	283,770	26,478,579
The Home Depot, Inc.	376,521	43,484,410
TripAdvisor, Inc. *	769,940	48,521,619
		292,829,226
Software & Services 30.6%
Alliance Data Systems Corp. *	191,916	49,702,406
Facebook, Inc., Class A *	1,462,640	131,491,336
Google, Inc., Class A *	207,070	132,187,276
LinkedIn Corp., Class A *	161,582	30,721,585
MasterCard, Inc., Class A	327,671	29,529,710
Mobileye N.V. *	538,960	24,511,901
salesforce.com, Inc. *	874,493	60,716,049
Splunk, Inc. *	330,308	18,282,548
Tencent Holdings Ltd.	2,452,200	41,335,731
Visa, Inc., Class A	1,259,464	87,734,262
Workday, Inc., Class A *	327,481	22,550,342
		628,763,146
See financial notes    7

Laudus U.S. Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 3.2%
Apple, Inc.	595,465	65,679,790
Transportation 3.5%
Delta Air Lines, Inc.	497,876	22,339,696
Union Pacific Corp.	558,290	49,358,419
		71,698,115
Total Common Stock
(Cost $1,745,289,663)		1,961,166,099

Other Investment Company 5.1% of net assets
Money Market Fund 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	104,695,425	104,695,425
Total Other Investment Company
(Cost $104,695,425)		104,695,425

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $1,853,702,659 and the unrealized appreciation and depreciation were $252,125,778 and ($39,966,913), respectively, with a net unrealized appreciation of $212,158,865.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,332,402,953	$—	$—	$1,332,402,953
Software & Services	587,427,415	41,335,731	—	628,763,146
Other Investment Company[1]	104,695,425	—	—	104,695,425
Total	$2,024,525,793	$41,335,731	$—	$2,065,861,524
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
8    See financial notes

Laudus U.S. Large Cap Growth Fund
Statement of
Assets and Liabilities
As of September 30, 2015; unaudited
Assets
Investments, at value (cost $1,849,985,088)		$2,065,861,524
Foreign currency, at value (cost $100)		100
Receivables:
Investments sold		16,875,885
Fund shares sold		13,157,055
Dividends		288,601
Prepaid expenses	+	61,101
Total assets		2,096,244,266
Liabilities
Payables:
Investments bought		38,946,775
Fund shares redeemed		1,423,902
Investment adviser fees		249,093
Accrued expenses	+	501,648
Total liabilities		41,121,418
Net Assets
Total assets		2,096,244,266
Total liabilities	–	41,121,418
Net assets		$2,055,122,848
Net Assets by Source
Capital received from investors		1,713,114,774
Net investment loss		(1,966,692)
Net realized capital gains		128,098,330
Net unrealized capital appreciation		215,876,436

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,055,122,848		125,716,412		$16.35

See financial notes    9

Laudus U.S. Large Cap Growth Fund
Statement of
Operations
For the period April 1, 2015 through September 30, 2015; unaudited
Investment Income
Dividends (net of foreign withholding tax of $782)		$7,986,210
Expenses
Investment adviser fees		6,867,432
Sub-accounting and sub-transfer agent fees		922,245
Transfer agent fees		126,503
Shareholder reports		63,741
Accounting and administration fees		48,694
Custodian fees		41,027
Professional fees		38,214
Registration fees		30,763
Independent trustees' fees		22,370
Interest expense		809
Other expenses	+	22,116
Total expenses	–	8,183,914
Net investment loss		(197,704)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		35,297,105
Net realized losses on foreign currency transactions	+	(645)
Net realized gains		35,296,460
Net change in unrealized appreciation (depreciation) on investments	+	(143,576,003)
Net realized and unrealized losses		(108,279,543)
Decrease in net assets resulting from operations		($108,477,247)
10    See financial notes

Laudus U.S. Large Cap Growth Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/15-9/30/15		4/1/14-3/31/15
Net investment loss		($197,704)	($1,218,447)
Net realized gains		35,296,460	298,063,228
Net change in unrealized appreciation (depreciation)	+	(143,576,003)	9,864,866
Increase (decrease) in net assets from operations		(108,477,247)	306,709,647
Distributions to Shareholders
Distributions from net realized gains		($—)	($380,081,181)

Transactions in Fund Shares
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,984,071	$245,813,836	25,502,047	$453,837,486
Shares reinvested		—	—	21,694,327	343,421,201
Shares redeemed	+	(14,390,238)	(253,997,013)	(37,735,284)	(674,468,404)
Net transactions in fund shares		(406,167)	($8,183,177)	9,461,090	$122,790,283
Shares Outstanding and Net Assets
		4/1/15-9/30/15		4/1/14-3/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		126,122,579	$2,171,783,272	116,661,489	$2,122,364,523
Total increase or decrease	+	(406,167)	(116,660,424)	9,461,090	49,418,749
End of period		125,716,412	$2,055,122,848	126,122,579	$2,171,783,272
Net investment loss			($1,966,692)		($1,768,988)
See financial notes    11

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited
1. Business Structure of the Funds:
Laudus U.S. Large Cap Growth Fund is a series of Laudus Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Laudus U.S. Large Cap Growth Fund
Laudus Mondrian International Equity Fund
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian International Government Fixed Income Fund
Laudus Mondrian Global Government Fixed Income Fund

The Laudus U.S. Large Cap Growth Fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund invests in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
12

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
13

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of September 30, 2015 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
14

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes payable as of September 30, 2015, if any, are reflected in the fund's Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. The fund will principally invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid-or small-cap stocks, for instance—the performance of the fund’s investments in large-cap securities will lag these investments.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Management risk. As an actively managed fund, the fund is subject to the risk that its subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
Foreign investment risk. The fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on
15

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
Liquidity risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between CSIM and the trust. BlackRock Investment Management, LLC (BlackRock), the fund’s subadviser, provides day-to-day portfolio management services to the fund, subject to the supervision of CSIM.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund's average daily net assets described as follows:
Average daily net assets
First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%
CSIM (not the fund) pays a portion of the management fees it receives to BlackRock in return for its services.
CSIM has contractually agreed, until at least July 30, 2017, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.77%.
The fund may, from time to time, execute portfolio trades with affiliated brokers/dealers. For the period ended September 30, 2015, the fund paid no brokerage fees on the execution of portfolio trades with affiliated brokers/dealers.
5. Shareholders Services:
The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis.
6. Board of Trustees:
The trust’s Board oversees the general conduct of the trust and the fund.
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.
16

Laudus U.S. Large Cap Growth Fund
Financial Notes, unaudited (continued)
6. Board of Trustees (continued):
Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continued to be adjusted by the performance of the fund. As a result, the amount of the retirement benefits paid to certain independent trustees may have increased or decreased based on the performance of the fund. At a Board meeting held in December 2013, the trustees voted to terminate the trustees’ Retirement Plan. The payment to the sole remaining participant was paid out during the reporting period in accordance with the Retirement Plan.
7. Borrowing from Banks:
The fund has access to custodian overdraft facilities. During the period, the fund also had access to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.
There were no borrowings from the line of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred an interest expense, which is disclosed on the fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing uncommitted line of credit was terminated and the fund became a participant in a syndicated, committed line of credit of $530 million with State Street, as agent.
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended September 30, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$760,586,478	$854,936,333
9. Redemption Fee:
The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:
Current Period (4/1/15-9/30/15)	Prior Period (4/1/14-3/31/15)
$22,892	$32,592
10. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2015, the fund had late-year ordinary losses deferred in the amount of $1,768,988 and had no capital loss carryforwards utilized.
As of March 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
17

Approval of Renewal of Investment Advisory Agreement

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM), and the subadvisory agreement between CSIM and BlackRock Investment Management LLC (BlackRock) (such investment advisory and subadvisory agreements, collectively, the Agreements) with respect to Laudus U.S. Large Cap Growth Fund (the Fund). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and BlackRock, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and BlackRock, as appropriate.
As part of the renewal process and ongoing oversight of the advisory and subadvisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to BlackRock seeking certain relevant information. The responses by CSIM and BlackRock are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements at meetings held on April 29, 2015, and June 1, 2015, and approved the renewal of the Agreements for an additional one-year term at the meeting held on June 1, 2015. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of CSIM and its affiliates, and BlackRock, dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of BlackRock; and
5.	the extent to which economies of scale would be realized as the Fund grows, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the subadvisory services provided by BlackRock to the Fund and the resources it dedicates to the Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and BlackRock to the Fund and the resources of CSIM and its affiliates and the resources of BlackRock dedicated to the Fund supported renewal of the Agreements.
18

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an appropriate index/benchmark, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and the Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer category and comparison having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and BlackRock to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to BlackRock, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and BlackRock from their relationship with the Fund, such as whether, by virtue of their management of the Fund, CSIM or BlackRock obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and BlackRock, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and BlackRock and their respective affiliates. With respect to the profitability of BlackRock, the Board also considered that BlackRock is compensated by CSIM and not by the Fund directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and BlackRock is reasonable and supported renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
19

Trustees and Officers
The tables below give information about the trustees and officers of Laudus Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	74	Director, Gilead Sciences, Inc. (2005 – present)
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Private Investor.	74	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	74	Director, KLA-Tencor Corporation (2008 – present)
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None
20

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	74	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	74	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).	74	Chairman and Director, The Charles Schwab Corporation (1986 – present) Director, Yahoo! Inc. (2014 – present)
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

21

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira
1964
Treasurer and Principal Financial Officer, Schwab Funds
Treasurer and Chief Financial Officer, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Laudus Funds who also serves as an independent trustee of Schwab Funds to retire from the Boards of Laudus Funds upon their required retirement date from either the Boards of Trustees of Laudus Funds or Schwab Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
22

Glossary
Dividend yield is an expression of a stock's market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.
Price to earnings ratio is the price of a stock divided by its historical earnings per share.
Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.
Russell 1000 Growth Index is an index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000 Index is an index that measures the performance of the small-cap segment of the U.S. equity universe.
S&P 500 Index is a market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.
Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.
Proxy Voting
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.csimfunds.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.csimfunds.com, or the Securities and Exchange Commission’s website at www.sec.gov.
23

Notes

Notes

For More Information about the Funds:
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Shareholder Services
1.877.824.5615    Investment Professionals
1.800.447.3332    Individual Investors
www.csimfunds.com
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
MFR51736-06
00155133

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 3, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 4, 2015